UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

DWS Small Cap Index VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.37%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	391,985,600
Number of Portfolio Holdings	1,994
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	448,609

What did the Fund invest in?

Top Ten Holdings

Holdings	3.4% of Net Assets
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co.	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Health Care	17%
Financials	17%
Information Technology	13%
Consumer Discretionary	10%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 vit-scif-TSRS-A

 R-101781-1 (8/24)

DWS Small Cap Index VIP

Class B

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.67%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	391,985,600
Number of Portfolio Holdings	1,994
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	448,609

What did the Fund invest in?

Top Ten Holdings

Holdings	3.4% of Net Assets
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co.	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Health Care	17%
Financials	17%
Information Technology	13%
Consumer Discretionary	10%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 vit-scif-TSRS-B

 R-101781-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents
3	Investment Portfolio
28	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
38	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Communication Services 2.4%
Diversified Telecommunication Services 0.4%
Anterix, Inc.*	2,031	80,407
AST SpaceMobile, Inc.* (a)	18,598	215,923
ATN International, Inc.	1,692	38,578
Bandwidth, Inc. "A"*	3,907	65,950
Cogent Communications Holdings, Inc.	6,940	391,693
Consolidated Communications Holdings, Inc.*	12,223	53,781
Globalstar, Inc.*	115,225	129,052
IDT Corp. "B"	2,365	84,951
Liberty Latin America Ltd. "A"*	5,223	50,193
Liberty Latin America Ltd. "C"*	21,297	204,877
Lumen Technologies, Inc.*	159,670	175,637
Shenandoah Telecommunications Co.	7,712	125,937
		1,616,979
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"*	43,860	218,423
Atlanta Braves Holdings, Inc. "A"*	1,542	63,731
Atlanta Braves Holdings, Inc. "C"*	7,980	314,731
Cinemark Holdings, Inc.*	17,387	375,907
Eventbrite, Inc. "A"*	13,128	63,540
Golden Matrix Group, Inc.*	3,137	7,748
IMAX Corp.*	6,903	115,763
Lions Gate Entertainment Corp. "A"*	9,544	89,905
Lions Gate Entertainment Corp. "B"*	18,990	162,744
LiveOne, Inc.*	10,890	17,097
Madison Square Garden Entertainment Corp.*	6,171	211,233
Marcus Corp.	3,636	41,341
Playstudios, Inc.*	11,890	24,612
Reservoir Media, Inc.*	2,965	23,424
Sphere Entertainment Co.*	4,190	146,901
Vivid Seats, Inc. "A"*	12,386	71,220
		1,948,320
Interactive Media & Services 0.6%
Bumble, Inc. "A"*	15,264	160,425
Cargurus, Inc.*	13,909	364,416
Cars.com, Inc.*	10,395	204,782
EverQuote, Inc. "A"*	3,947	82,334
fuboTV, Inc.*	46,460	57,610
Getty Images Holdings, Inc.*	15,858	51,697
Grindr, Inc.*	3,875	47,430
	Shares	Value ($)
MediaAlpha, Inc. "A"*	3,909	51,482
Nextdoor Holdings, Inc.*	27,600	76,728
Outbrain, Inc.*	6,599	32,863
QuinStreet, Inc.*	8,289	137,515
Shutterstock, Inc.	3,939	152,439
System1, Inc.*	3,923	5,963
TrueCar, Inc.*	12,264	38,386
Vimeo, Inc.*	23,539	87,801
Yelp, Inc.*	10,331	381,730
Ziff Davis, Inc.*	7,167	394,543
ZipRecruiter, Inc. "A"*	11,424	103,844
		2,431,988
Media 0.8%
Advantage Solutions, Inc.*	16,906	54,437
AMC Networks, Inc. "A"*	4,794	46,310
Boston Omaha Corp. "A"*	3,995	53,773
Cable One, Inc.	894	316,476
Cardlytics, Inc.*	6,352	52,150
Clear Channel Outdoor Holdings, Inc.*	55,033	77,597
EchoStar Corp. "A"*	19,159	341,222
Emerald Holding, Inc.*	2,534	14,418
Entravision Communications Corp. "A"	9,050	18,372
Gambling.com Group Ltd.*	2,840	23,345
Gannett Co., Inc.*	22,581	104,098
Gray Television, Inc.	12,982	67,506
Ibotta, Inc. "A"*	1,200	90,192
iHeartMedia, Inc. "A"*	16,153	17,607
Innovid Corp.*	16,842	31,158
Integral Ad Science Holding Corp.*	11,431	111,109
John Wiley & Sons, Inc. "A"	5,684	231,339
Magnite, Inc.*	19,821	263,421
National CineMedia, Inc.*	11,272	49,484
PubMatic, Inc. "A"*	6,591	133,863
Scholastic Corp.	3,870	137,269
Sinclair, Inc.	5,062	67,476
Stagwell, Inc.*	14,338	97,785
TechTarget, Inc.*	4,091	127,516
TEGNA, Inc.	27,840	388,090
The E.W. Scripps Co. "A"*	8,932	28,047
Thryv Holdings, Inc.*	5,065	90,258
Townsquare Media, Inc. "A"	1,880	20,605
WideOpenWest, Inc.*	7,173	38,806
		3,093,729
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	10,074	96,912
Spok Holdings, Inc.	2,792	41,350
Telephone & Data Systems, Inc.	15,529	321,916
		460,178
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 3

	Shares	Value ($)
Consumer Discretionary 9.9%
Automobile Components 1.3%
Adient PLC*	14,204	350,981
American Axle & Manufacturing Holdings, Inc.*	18,117	126,638
Cooper-Standard Holdings, Inc.*	2,694	33,513
Dana, Inc.	20,360	246,763
Dorman Products, Inc.*	4,094	374,519
Fox Factory Holding Corp.*	6,644	320,174
Gentherm, Inc.*	4,907	242,013
Goodyear Tire & Rubber Co.*	44,730	507,686
Holley, Inc.*	7,454	26,685
LCI Industries	3,866	399,667
Luminar Technologies, Inc.* (a)	52,648	78,446
Modine Manufacturing Co.*	8,110	812,541
Patrick Industries, Inc.	3,403	369,396
Phinia, Inc.	7,114	280,007
Solid Power, Inc.*	24,416	40,286
Standard Motor Products, Inc.	3,361	93,201
Stoneridge, Inc.*	4,281	68,325
Visteon Corp.*	4,293	458,063
XPEL, Inc.*	3,968	141,102
		4,970,006
Automobiles 0.1%
Canoo, Inc.*	9,257	19,717
Livewire Group, Inc.*	2,875	22,023
Winnebago Industries, Inc.	4,529	245,472
		287,212
Broadline Retail 0.0%
1stdibs.com, Inc.*	4,055	18,207
Groupon, Inc.*	3,611	55,248
Savers Value Village, Inc.*	3,789	46,378
		119,833
Distributors 0.1%
A-Mark Precious Metals, Inc.	2,790	90,312
GigaCloud Technology, Inc. "A"*	3,693	112,341
Weyco Group, Inc.	947	28,713
		231,366
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	6,151	419,560
American Public Education, Inc.*	2,486	43,704
Carriage Services, Inc.	2,062	55,344
Chegg, Inc.*	16,595	52,440
Coursera, Inc.*	21,703	155,394
European Wax Center, Inc. "A"*	5,238	52,013
Frontdoor, Inc.*	12,381	418,354
Graham Holdings Co. "B"	520	363,766
	Shares	Value ($)
Laureate Education, Inc.	21,167	316,235
Lincoln Educational Services Corp.*	3,858	45,756
Mister Car Wash, Inc.*	14,867	105,853
Nerdy, Inc.*	12,132	20,261
OneSpaWorld Holdings Ltd.*	15,840	243,461
Perdoceo Education Corp.	10,329	221,247
Strategic Education, Inc.	3,499	387,199
Stride, Inc.*	6,702	472,491
Udemy, Inc.*	15,064	130,002
Universal Technical Institute, Inc.*	5,977	94,018
		3,597,098
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.*	8,256	84,707
Bally's Corp.*	3,807	45,570
Biglari Holdings, Inc. "B"*	123	23,786
BJ's Restaurants, Inc.*	3,013	104,551
Bloomin' Brands, Inc.	12,464	239,683
Brinker International, Inc.*	6,937	502,169
Chuy's Holdings, Inc.*	2,624	68,014
Cracker Barrel Old Country Store, Inc.	3,509	147,939
Dave & Buster's Entertainment, Inc.*	5,193	206,733
Denny's Corp.*	8,295	58,895
Despegar.com Corp.*	9,688	128,172
Dine Brands Global, Inc.	2,382	86,228
El Pollo Loco Holdings, Inc.*	4,363	49,346
Empire Resorts, Inc.* (b)	587	0
Everi Holdings, Inc.*	12,252	102,917
First Watch Restaurant Group, Inc.* (a)	4,786	84,042
Full House Resorts, Inc.*	5,234	26,170
Global Business Travel Group I*	19,752	130,363
Golden Entertainment, Inc.	3,061	95,228
Hilton Grand Vacations, Inc.*	11,624	469,958
Inspired Entertainment, Inc.*	3,227	29,527
International Game Technology PLC	17,972	367,707
Jack in the Box, Inc.	3,117	158,780
Krispy Kreme, Inc.	13,137	141,354
Kura Sushi USA, Inc. "A"*	900	56,781
Life Time Group Holdings, Inc.*	9,295	175,025
Lindblad Expeditions Holdings, Inc.*	5,451	52,602
Monarch Casino & Resort, Inc.	2,044	139,258
Mondee Holdings, Inc.*	7,030	16,872
Nathan's Famous, Inc.	408	27,654
Papa John's International, Inc.	5,255	246,880
PlayAGS, Inc.*	6,230	71,645
Portillo's, Inc. "A"*	8,640	83,981
Potbelly Corp.*	4,050	32,522
RCI Hospitality Holdings, Inc.	1,342	58,458
The accompanying notes are an integral part of the financial statements.

4 |	DWS Small Cap Index VIP

	Shares	Value ($)
Red Rock Resorts, Inc. "A"	7,762	426,367
Rush Street Interactive, Inc.*	11,975	114,840
Sabre Corp.*	59,279	158,275
Shake Shack, Inc. "A"*	5,985	538,650
Six Flags Entertainment Corp.	11,520	381,773
Super Group SGHC Ltd.*	23,674	76,467
Sweetgreen, Inc. "A"*	15,543	468,466
Target Hospitality Corp.*	4,840	42,156
The Cheesecake Factory, Inc.	7,608	298,918
The ONE Group Hospitality, Inc.*	3,589	15,253
United Parks & Resorts, Inc.*	5,637	306,145
Vacasa, Inc. "A"*	1,563	7,612
Xponential Fitness, Inc. "A"*	3,582	55,879
		7,204,318
Household Durables 2.2%
Beazer Homes U.S.A., Inc.*	4,683	128,689
Cavco Industries, Inc.*	1,318	456,252
Century Communities, Inc.	4,471	365,102
Cricut, Inc. "A"	7,406	44,362
Dream Finders Homes, Inc. "A"*	4,401	113,634
Ethan Allen Interiors, Inc.	3,668	102,301
Flexsteel Industries, Inc.	736	22,860
GoPro, Inc. "A"*	19,559	27,774
Green Brick Partners, Inc.*	4,951	283,395
Hamilton Beach Brands Holding Co. "A"	1,370	23,550
Helen of Troy Ltd.*	3,748	347,590
Hooker Furnishings Corp.	1,503	21,763
Hovnanian Enterprises, Inc. "A"*	784	111,265
Installed Building Products, Inc.	3,771	775,619
iRobot Corp.*	4,587	41,788
KB Home	10,588	743,066
Landsea Homes Corp.*	3,047	28,002
La-Z-Boy, Inc.	6,774	252,535
Legacy Housing Corp.*	1,790	41,063
LGI Homes, Inc.*	3,299	295,228
Lifetime Brands, Inc.	1,992	17,111
Lovesac Co.*	2,193	49,518
M/I Homes, Inc.*	4,243	518,240
Meritage Homes Corp.	5,650	914,452
Purple Innovation, Inc.*	7,384	7,679
Skyline Champion Corp.*	8,442	571,945
Sonos, Inc.*	19,424	286,698
Taylor Morrison Home Corp.*	16,322	904,892
Traeger, Inc.*	5,469	13,126
Tri Pointe Home, Inc.*	14,576	542,956
United Homes Group, Inc.* (a)	896	5,098
Vizio Holding Corp. "A"*	14,019	151,405
Worthington Enterprises, Inc.	4,975	235,467
		8,444,425
	Shares	Value ($)
Leisure Products 0.4%
Acushnet Holdings Corp.	4,609	292,579
AMMO, Inc.*	13,274	22,300
Clarus Corp.	4,834	32,533
Escalade, Inc.	1,376	18,975
Funko, Inc. "A"*	4,871	47,541
JAKKS Pacific, Inc.*	1,093	19,576
Johnson Outdoors, Inc. "A"	866	30,293
Latham Group, Inc.*	6,503	19,704
Malibu Boats, Inc. "A"*	3,191	111,813
Marine Products Corp.	1,019	10,292
MasterCraft Boat Holdings, Inc.*	2,486	46,936
Peloton Interactive, Inc. "A"*	53,318	180,215
Smith & Wesson Brands, Inc.	6,969	99,935
Solo Brands, Inc. "A"*	3,177	7,243
Sturm Ruger & Co., Inc.	2,650	110,372
Topgolf Callaway Brands Corp.*	22,380	342,414
Vista Outdoor, Inc.*	9,189	345,966
		1,738,687
Specialty Retail 2.5%
1-800-Flowers.com, Inc. "A"*	3,967	37,766
Aaron's Co., Inc.	4,917	49,072
Abercrombie & Fitch Co. "A"*	7,913	1,407,248
Academy Sports & Outdoors, Inc.	11,379	605,932
American Eagle Outfitters, Inc.	28,700	572,852
America's Car-Mart, Inc.*	895	53,888
Arhaus, Inc.	8,065	136,621
Arko Corp.	12,703	79,648
Asbury Automotive Group, Inc.*	3,187	726,222
Bark, Inc.*	19,032	34,448
Beyond, Inc.*	7,195	94,111
Boot Barn Holdings, Inc.*	4,660	600,814
Build-a-bear Workshop, Inc.	2,068	52,258
Caleres, Inc.	5,404	181,574
Camping World Holdings, Inc. "A"	6,731	120,216
Citi Trends, Inc.*	1,298	27,595
Designer Brands, Inc. "A"	6,581	44,948
Destination XL Group, Inc.*	8,701	31,672
Evgo, Inc.* (a)	15,991	39,178
Foot Locker, Inc.	13,133	327,274
Genesco, Inc.*	1,677	43,367
Group 1 Automotive, Inc.	2,071	615,667
GrowGeneration Corp.*	8,491	18,256
Haverty Furniture Companies, Inc.	2,256	57,054
Hibbett, Inc.	1,829	159,507
J Jill, Inc.	699	24,444
Lands' End, Inc.*	2,303	31,298
Leslie's, Inc.*	28,358	118,820
MarineMax, Inc.*	3,411	110,414
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
Monro, Inc.	4,746	113,239
National Vision Holdings, Inc.*	12,302	161,033
ODP Corp.*	5,616	220,540
OneWater Marine, Inc. "A"*	1,905	52,521
Petco Health & Wellness Co., Inc.*	13,171	49,786
RealReal, Inc.*	15,454	49,298
Revolve Group, Inc.*	6,214	98,865
RumbleON, Inc. "B"*	2,590	10,619
Sally Beauty Holdings, Inc.*	16,234	174,191
Shoe Carnival, Inc.	2,839	104,731
Signet Jewelers Ltd.	6,722	602,157
Sleep Number Corp.*	3,168	30,318
Sonic Automotive, Inc. "A"	2,229	121,414
Stitch Fix, Inc. "A"*	13,006	53,975
The Buckle, Inc.	4,881	180,304
ThredUp, Inc. "A"*	11,399	19,378
Tile Shop Holdings, Inc.*	4,425	30,665
Tilly's, Inc. "A"*	3,094	18,657
Torrid Holdings, Inc.* (a)	2,036	15,250
Upbound Group, Inc.	8,471	260,060
Urban Outfitters, Inc.*	10,082	413,866
Victoria's Secret & Co.*	12,359	218,383
Warby Parker, Inc. "A"*	13,742	220,696
Winmark Corp.	461	162,562
Zumiez, Inc.*	2,612	50,882
		9,835,554
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc. "A"*	20,622	109,915
G-III Apparel Group Ltd.*	6,349	171,868
Hanesbrands, Inc.*	55,697	274,586
Kontoor Brands, Inc.	8,764	579,739
Movado Group, Inc.	2,394	59,515
Oxford Industries, Inc.	2,349	235,252
Rocky Brands, Inc.	1,178	43,539
Steven Madden Ltd.	11,451	484,377
Superior Group of Companies, Inc.	2,074	39,219
Vera Bradley, Inc.*	4,020	25,165
Wolverine World Wide, Inc.	12,527	169,365
		2,192,540
Consumer Staples 2.7%
Beverages 0.3%
MGP Ingredients, Inc.	2,241	166,730
National Beverage Corp.	3,706	189,895
Primo Water Corp.	24,839	542,981
The Duckhorn Portfolio, Inc.*	8,515	60,457
The Vita Coco Co., Inc*	6,184	172,224
		1,132,287
Consumer Staples Distribution & Retail 0.7%
HF Foods Group, Inc.*	5,637	16,911
Ingles Markets, Inc. "A"	2,313	158,695
Natural Grocers by Vitamin Cottage, Inc.	1,461	30,973
	Shares	Value ($)
PriceSmart, Inc.	3,904	317,005
SpartanNash Co.	5,258	98,640
Sprouts Farmers Market, Inc.*	15,848	1,325,844
The Andersons, Inc.	5,135	254,696
The Chefs' Warehouse, Inc.*	5,526	216,122
United Natural Foods, Inc.*	9,029	118,280
Village Super Market, Inc. "A"	1,335	35,257
Weis Markets, Inc.	2,614	164,081
		2,736,504
Food Products 1.0%
Alico, Inc.	1,104	28,605
B&G Foods, Inc.	12,291	99,311
Beyond Meat, Inc.* (a)	9,096	61,034
BRC, Inc. "A"*	8,222	50,401
Calavo Growers, Inc.	2,599	58,997
Cal-Maine Foods, Inc.	6,453	394,343
Dole PLC	11,835	144,860
Forafric Global PLC*	793	8,461
Fresh Del Monte Produce, Inc.	5,368	117,291
Hain Celestial Group, Inc.*	14,205	98,157
J & J Snack Foods Corp.	2,400	389,688
John B. Sanfilippo & Son, Inc.	1,415	137,496
Lancaster Colony Corp.	3,078	581,650
Lifeway Foods, Inc.*	716	9,143
Limoneira Co.	2,653	55,209
Mama's Creations, Inc.*	5,175	34,879
Mission Produce, Inc.*	6,886	68,034
Seneca Foods Corp. "A"*	758	43,509
Simply Good Foods Co.*	14,365	519,007
Sunopta, Inc.*	14,124	76,270
TreeHouse Foods, Inc.*	7,791	285,462
Utz Brands, Inc.	10,260	170,726
Vital Farms, Inc.*	5,130	239,930
Westrock Coffee Co.*	5,351	54,741
Whole Earth Brands, Inc.*	5,171	25,131
WK Kellogg Co.	10,323	169,917
		3,922,252
Household Products 0.3%
Central Garden & Pet Co.*	1,483	57,096
Central Garden & Pet Co. "A"*	8,242	272,233
Energizer Holdings, Inc.	11,347	335,190
Oil-Dri Corp. of America	745	47,747
WD-40 Co.	2,144	470,908
		1,183,174
Personal Care Products 0.3%
Edgewell Personal Care Co.	7,767	312,156
Herbalife Ltd.*	15,771	163,861
Honest Co., Inc.*	12,732	37,177
Inter Parfums, Inc.	2,870	333,006
Medifast, Inc.	1,538	33,559
Nature's Sunshine Products, Inc.*	1,954	29,447
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Nu Skin Enterprises, Inc. "A"	7,607	80,178
Olaplex Holdings, Inc.*	22,126	34,074
The Beauty Health Co.*	12,727	24,436
USANA Health Sciences, Inc.*	1,757	79,487
Veru, Inc.*	21,144	17,788
Waldencast PLC "A"*	3,573	12,827
		1,157,996
Tobacco 0.1%
Ispire Technology, Inc.*	2,625	21,000
Turning Point Brands, Inc.	2,645	84,878
Universal Corp.	3,790	182,640
Vector Group Ltd.	23,224	245,478
		533,996
Energy 6.5%
Energy Equipment & Services 2.7%
Archrock, Inc.	24,298	491,306
Atlas Energy Solutions, Inc.	10,687	212,992
Borr Drilling Ltd.*	37,386	241,140
Bristow Group, Inc.*	3,875	129,929
Cactus, Inc. "A"	10,324	544,488
ChampionX Corp.	30,034	997,429
Core Laboratories, Inc.	7,424	150,633
Diamond Offshore Drilling, Inc.*	16,137	249,962
DMC Global, Inc.*	2,839	40,938
Drilling Tools International Corp.*	1,531	8,604
Dril-Quip, Inc.*	5,480	101,928
Expro Group Holdings NV*	14,907	341,668
Forum Energy Technologies, Inc.*	1,956	32,978
Geospace Technologies Corp.*	2,012	18,068
Helix Energy Solutions Group, Inc.*	22,729	271,384
Helmerich & Payne, Inc.	15,241	550,810
Kodiak Gas Services, Inc.	3,201	87,259
Liberty Energy, Inc.	25,411	530,836
Mammoth Energy Services, Inc.*	3,702	12,143
Nabors Industries Ltd.*	1,388	98,770
Natural Gas Services Group, Inc.*	1,701	34,224
Newpark Resources, Inc.*	13,110	108,944
Noble Corp. PLC	17,998	803,611
Oceaneering International, Inc.*	15,931	376,927
Oil States International, Inc.*	9,417	41,811
Patterson-UTI Energy, Inc.	62,905	651,696
ProFrac Holding Corp. "A"* (a)	4,207	31,174
ProPetro Holding Corp.*	13,884	120,374
Ranger Energy Services, Inc.	2,696	28,362
RPC, Inc.	12,953	80,956
SEACOR Marine Holdings, Inc.*	3,814	51,451
	Shares	Value ($)
Seadrill Ltd.*	11,719	603,529
Select Water Solutions, Inc.	14,426	154,358
Solaris Oilfield Infrastructure, Inc. "A"	4,355	37,366
TETRA Technologies, Inc.*	18,868	65,283
Tidewater, Inc.*	7,671	730,356
Transocean Ltd.*	114,903	614,731
U.S. Silica Holdings, Inc.*	11,990	185,246
Valaris Ltd.*	9,880	736,060
		10,569,724
Oil, Gas & Consumable Fuels 3.8%
Aemetis, Inc.*	5,788	17,422
Amplify Energy Corp.*	6,294	42,673
Ardmore Shipping Corp.	6,533	147,189
Berry Corp.	11,687	75,498
California Resources Corp.	10,852	577,543
Centrus Energy Corp. "A"*	2,223	95,033
Clean Energy Fuels Corp.*	26,011	69,449
CNX Resources Corp.*	23,603	573,553
Comstock Resources, Inc.	14,551	151,039
CONSOL Energy, Inc.*	4,601	469,440
Crescent Energy Co. "A"	15,060	178,461
CVR Energy, Inc.	5,366	143,648
Delek U.S. Holdings, Inc.	9,752	241,460
DHT Holdings, Inc.	21,268	246,071
Diversified Energy Co. PLC REG S	7,452	100,527
Dorian LPG Ltd.	5,446	228,514
Empire Petroleum Corp.*	2,521	13,008
Encore Energy Corp.*	27,997	110,308
Energy Fuels, Inc.*	25,532	154,724
Equitrans Midstream Corp.	68,390	887,702
Evolution Petroleum Corp.	4,805	25,322
Excelerate Energy, Inc. "A"	2,858	52,702
FLEX LNG Ltd.	4,835	130,738
FutureFuel Corp.	4,335	22,239
Golar LNG Ltd.	15,583	488,527
Granite Ridge Resources, Inc.	8,330	52,729
Green Plains, Inc.*	10,054	159,456
Gulfport Energy Corp.*	2,035	307,285
Hallador Energy Co.*	3,581	27,824
HighPeak Energy, Inc.	2,295	32,268
International Seaways, Inc.	6,350	375,476
Kinetik Holdings, Inc.	6,017	249,345
Kosmos Energy Ltd.*	73,669	408,126
Magnolia Oil & Gas Corp. "A"	27,208	689,451
Murphy Oil Corp.	22,808	940,602
NACCO Industries, Inc. "A"	702	19,424
NextDecade Corp*	18,191	144,437
Nordic American Tankers Ltd.	32,340	128,713
Northern Oil and Gas, Inc.	15,601	579,889
Overseas Shipholding Group, Inc. "A"	7,691	65,220
Par Pacific Holdings, Inc.*	9,009	227,477
PBF Energy, Inc. "A"	16,338	751,875
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Peabody Energy Corp.	20,141	445,519
PrimeEnergy Resources Corp.*	116	12,337
REX American Resources Corp.*	2,380	108,504
Riley Exploration Permian, Inc.	1,806	51,128
Ring Energy, Inc.*	23,654	39,975
Sable Offshore Corp.*	7,905	119,128
Sandridge Energy, Inc.	4,968	64,236
Scorpio Tankers, Inc.	7,369	599,026
SFL Corp. Ltd.	17,783	246,828
SilverBow Resources, Inc.*	3,472	131,346
Sitio Royalties Corp. "A"	13,042	307,922
SM Energy Co.	17,997	778,010
Talos Energy, Inc.*	23,325	283,399
Teekay Corp.*	9,249	82,964
Teekay Tankers Ltd. "A"	3,774	259,689
Uranium Energy Corp.* (a)	61,872	371,851
Ur-Energy, Inc.*	43,346	60,684
Vaalco Energy, Inc.	16,417	102,935
Verde Clean Fuels, Inc.*	668	2,766
Vital Energy, Inc.*	4,506	201,959
Vitesse Energy, Inc.	3,893	92,264
W&T Offshore, Inc.	14,838	31,753
World Kinect Corp.	9,049	233,464
		15,030,074
Financials 17.0%
Banks 9.1%
1st Source Corp.	2,918	156,463
ACNB Corp.	1,289	46,752
Amalgamated Financial Corp.	2,855	78,227
Amerant Bancorp, Inc.	4,760	108,052
Ameris Bancorp.	10,364	521,827
Ames National Corp.	1,212	24,834
Arrow Financial Corp.	2,623	68,329
Associated Banc-Corp.	23,610	499,351
Atlantic Union Bankshares Corp.	14,095	463,021
Axos Financial, Inc.*	8,597	491,319
Banc of California, Inc.	21,843	279,154
BancFirst Corp.	3,145	275,816
Bank First Corp.	1,556	128,510
Bank of Hawaii Corp.	6,161	352,471
Bank of Marin Bancorp.	2,469	39,973
Bank of NT Butterfield & Son Ltd.	7,293	256,130
Bank7 Corp.	616	19,281
BankUnited, Inc.	11,766	344,391
Bankwell Financial Group, Inc.	1,106	28,059
Banner Corp.	5,454	270,737
Bar Harbor Bankshares	2,411	64,808
BayCom Corp.	1,656	33,700
BCB Bancorp., Inc.	2,434	25,873
Berkshire Hills Bancorp., Inc.	7,007	159,760
Blue Foundry Bancorp.*	3,625	32,879
	Shares	Value ($)
Bridgewater Bancshares, Inc.*	2,833	32,891
Brookline Bancorp., Inc.	14,174	118,353
Burke & Herbert Financial Services Corp.	2,057	104,866
Business First Bancshares, Inc.	3,846	83,689
Byline Bancorp., Inc.	4,975	118,106
Cadence Bank	28,662	810,561
California BanCorp*	1,257	27,026
Cambridge Bancorp.	1,153	79,557
Camden National Corp.	2,206	72,798
Capital Bancorp., Inc	1,368	28,044
Capital City Bank Group, Inc.	2,263	64,360
Capitol Federal Financial, Inc.	18,991	104,261
Carter Bankshares, Inc.*	3,456	52,255
Cathay General Bancorp.	10,990	414,543
Central Pacific Financial Corp.	4,011	85,033
Chemung Financial Corp.	528	25,344
ChoiceOne Financial Services, Inc.	1,056	30,254
Citizens & Northern Corp.	2,323	41,558
Citizens Financial Services, Inc.	732	32,892
City Holding Co.	2,317	246,181
Civista Bancshares, Inc.	2,323	35,983
CNB Financial Corp.	3,306	67,475
Coastal Financial Corp.*	1,788	82,498
Codorus Valley Bancorp., Inc.	1,463	35,171
Colony Bankcorp, Inc.	2,487	30,466
Columbia Financial, Inc.*	4,536	67,904
Community Financial System, Inc.	8,251	389,530
Community Trust Bancorp., Inc.	2,343	102,295
Community West Bancshares	2,730	50,505
ConnectOne Bancorp., Inc.	5,554	104,915
CrossFirst Bankshares, Inc.*	7,255	101,715
Customers Bancorp., Inc.*	4,665	223,827
CVB Financial Corp.	20,893	360,195
Dime Community Bancshares, Inc.	5,640	115,056
Eagle Bancorp., Inc.	4,473	84,540
Eastern Bankshares, Inc.	24,543	343,111
Enterprise Bancorp., Inc.	1,421	35,354
Enterprise Financial Services Corp.	5,879	240,510
Equity Bancshares, Inc. "A"	2,278	80,186
Esquire Financial Holdings, Inc.	1,063	50,599
ESSA Bancorp., Inc.	1,317	23,166
Farmers & Merchants Bancorp., Inc.	1,985	46,092
Farmers National Banc Corp.	5,686	71,018
FB Financial Corp.	5,615	219,153
Fidelity D&D Bancorp, Inc.	712	31,186
Financial Institutions, Inc.	2,361	45,615
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
First BanCorp.	25,932	474,296
First BanCorp. - North Carolina	6,373	203,426
First Bancorp., Inc.	1,804	44,829
First Bancshares, Inc.	4,696	122,002
First Bank	3,409	43,431
First Busey Corp.	8,556	207,141
First Business Financial Services, Inc.	1,202	44,462
First Commonwealth Financial Corp.	15,629	215,836
First Community Bancshares, Inc.	2,607	96,042
First Financial Bancorp.	14,959	332,389
First Financial Bankshares, Inc.	20,507	605,572
First Financial Corp.	1,727	63,692
First Financial Northwest, Inc.	1,109	23,433
First Foundation, Inc.	7,605	49,813
First Internet Bancorp.	1,289	34,829
First Interstate BancSystem, Inc. "A"	12,369	343,487
First Merchants Corp.	9,227	307,167
First Mid Bancshares, Inc.	3,680	120,998
First of Long Island Corp.	3,309	33,156
First Western Financial, Inc.*	1,154	19,618
Five Star Bancorp.	2,651	62,696
Flushing Financial Corp.	4,429	58,241
FS Bancorp, Inc.	1,028	37,471
Fulton Financial Corp.	28,142	477,851
FVCBankcorp, Inc.*	2,670	29,156
German American Bancorp., Inc.	4,533	160,242
Glacier Bancorp., Inc.	17,938	669,446
Great Southern Bancorp., Inc.	1,404	78,076
Greene County Bancorp., Inc.	994	33,508
Guaranty Bancshares, Inc.	1,334	42,074
Hancock Whitney Corp.	13,676	654,123
Hanmi Financial Corp.	4,696	78,517
HarborOne Bancorp, Inc.	6,289	69,997
HBT Financial, Inc.	1,911	39,023
Heartland Financial U.S.A., Inc.	6,677	296,793
Heritage Commerce Corp.	9,038	78,631
Heritage Financial Corp.	5,343	96,334
Hilltop Holdings, Inc.	7,366	230,408
Hingham Institution For Savings (a)	257	45,972
Home Bancorp., Inc.	1,080	43,211
Home BancShares, Inc.	29,688	711,324
HomeStreet, Inc.	2,935	33,459
HomeTrust Bancshares, Inc.	2,270	68,168
Hope Bancorp., Inc.	18,570	199,442
Horizon Bancorp, Inc.	6,578	81,370
Independent Bank Corp.	9,654	417,945
Independent Bank Group, Inc.	5,715	260,147
	Shares	Value ($)
International Bancshares Corp.	8,512	486,972
Investar Holding Corp.	1,514	23,316
John Marshall Bancorp, Inc.	1,953	34,060
Kearny Financial Corp.	8,760	53,874
Lakeland Financial Corp.	3,928	241,651
LCNB Corp.	2,080	28,933
LINKBANCORP, Inc.	3,545	21,695
Live Oak Bancshares, Inc.	5,471	191,813
Macatawa Bank Corp.	4,162	60,765
Mercantile Bank Corp.	2,420	98,179
Metrocity Bankshares, Inc.	2,860	75,504
Metropolitan Bank Holding Corp.*	1,679	70,669
Mid Penn Bancorp, Inc.	2,190	48,071
Middlefield Banc Corp.	1,211	29,125
Midland States Bancorp., Inc.	3,173	71,868
MidWestOne Financial Group, Inc.	2,453	55,168
MVB Financial Corp.	1,765	32,900
National Bank Holdings Corp. "A"	5,857	228,716
National Bankshares, Inc.	837	23,670
NB Bancorp, Inc.*	6,200	93,496
NBT Bancorp., Inc.	7,258	280,159
New York Community Bancorp, Inc.	119,803	385,766
Nicolet Bankshares, Inc.	2,101	174,467
Northeast Bank	1,025	62,381
Northeast Community Bancorp, Inc.	2,038	36,317
Northfield Bancorp., Inc.	5,798	54,965
Northrim BanCorp., Inc.	803	46,285
Northwest Bancshares, Inc.	20,336	234,881
Norwood Financial Corp.	1,119	28,400
Oak Valley Bancorp.	1,057	26,393
OceanFirst Financial Corp.	9,195	146,109
OFG Bancorp.	7,343	274,995
Old National Bancorp.	49,438	849,839
Old Second Bancorp., Inc.	7,004	103,729
Orange County Bancorp, Inc.	799	42,251
Origin Bancorp, Inc.	4,672	148,196
Orrstown Financial Services, Inc.	1,624	44,433
Pacific Premier Bancorp., Inc.	15,167	348,386
Park National Corp.	2,269	322,969
Parke Bancorp., Inc.	1,705	29,667
Pathward Financial, Inc.	4,041	228,599
PCB Bancorp.	1,703	27,725
Peapack-Gladstone Financial Corp.	2,612	59,162
Peoples Bancorp of North Carolina, Inc.	732	21,374
Peoples Bancorp., Inc.	5,497	164,910
Peoples Financial Services Corp.	1,630	74,230
Pioneer Bancorp., Inc.*	1,471	14,725
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Plumas Bancorp.	843	30,331
Ponce Financial Group, Inc.*	2,778	25,391
Preferred Bank	1,921	145,016
Premier Financial Corp.	5,415	110,791
Primis Financial Corp.	3,275	34,322
Princeton Bancorp, Inc.	758	25,090
Provident Bancorp, Inc.*	2,516	25,638
Provident Financial Services, Inc.	19,978	286,684
QCR Holdings, Inc.	2,518	151,080
RBB Bancorp.	2,590	48,718
Red River Bancshares, Inc.	756	36,280
Renasant Corp.	8,786	268,324
Republic Bancorp., Inc. "A"	1,362	73,017
S&T Bancorp., Inc.	6,078	202,944
Sandy Spring Bancorp., Inc.	7,000	170,520
Seacoast Banking Corp. of Florida	13,363	315,901
ServisFirst Bancshares, Inc.	7,984	504,509
Shore Bancshares, Inc.	4,634	53,059
Sierra Bancorp.	2,147	48,050
Simmons First National Corp. "A"	19,610	344,744
SmartFinancial, Inc.	2,422	57,329
South Plains Financial, Inc.	1,839	49,653
Southern California Bancorp.*	1,975	26,603
Southern First Bancshares, Inc.*	1,130	33,041
Southern Missouri Bancorp., Inc.	1,419	63,869
Southern States Bancshares, Inc.	1,190	32,297
Southside Bancshares, Inc.	4,614	127,393
SouthState Corp.	11,959	913,907
Stellar Bancorp, Inc.	7,824	179,639
Sterling Bancorp., Inc.*	3,460	18,096
Stock Yards Bancorp., Inc.	4,076	202,455
Texas Capital Bancshares, Inc.*	7,226	441,798
The Bancorp, Inc.*	7,881	297,587
Third Coast Bancshares, Inc.*	1,857	39,498
Timberland Bancorp., Inc.	1,124	30,449
Tompkins Financial Corp.	2,108	103,081
TowneBank	11,129	303,488
TriCo Bancshares	5,065	200,422
Triumph Financial, Inc.*	3,485	284,899
TrustCo Bank Corp. NY	2,826	81,304
Trustmark Corp.	9,597	288,294
UMB Financial Corp.	7,048	587,944
United Bankshares, Inc.	20,829	675,693
United Community Banks, Inc.	18,851	479,946
Unity Bancorp., Inc.	1,028	30,398
Univest Financial Corp.	4,404	100,543
USCB Financial Holdings, Inc.	1,558	19,989
Valley National Bancorp.	68,034	474,877
Veritex Holdings, Inc.	8,403	177,219
	Shares	Value ($)
Virginia National Bankshares Corp.	702	23,026
WaFd, Inc.	10,572	302,148
Washington Trust Bancorp., Inc.	2,617	71,732
WesBanco, Inc.	9,158	255,600
West BanCorp, Inc.	2,509	44,911
Westamerica BanCorp.	4,067	197,372
WSFS Financial Corp.	9,445	443,915
		35,582,180
Capital Markets 1.6%
AlTi Global, Inc.*	5,346	27,853
Artisan Partners Asset Management, Inc. "A"	9,918	409,316
AssetMark Financial Holdings, Inc.*	3,591	124,069
B. Riley Financial, Inc. (a)	3,111	54,878
BGC Group, Inc. "A"	58,141	482,570
Brightsphere Investment Group, Inc.	4,409	97,748
Cohen & Steers, Inc.	4,332	314,330
Diamond Hill Investment Group, Inc.	451	63,478
Donnelley Financial Solutions, Inc.*	4,126	245,992
Forge Global Holdings, Inc.*	17,106	24,975
GCM Grosvenor, Inc. "A"	6,451	62,962
Hamilton Lane, Inc. "A"	6,041	746,547
MarketWise, Inc.	5,085	5,899
Moelis & Co. "A"	11,118	632,169
Open Lending Corp. "A"*	16,195	90,368
P10, Inc. "A"	6,710	56,901
Patria Investments Ltd. "A"	8,731	105,296
Perella Weinberg Partners	8,241	133,916
Piper Sandler Companies	2,727	627,674
PJT Partners, Inc. "A"	3,706	399,914
Silvercrest Asset Management Group, Inc. "A"	1,553	24,211
StepStone Group, Inc. "A"	8,433	386,990
StoneX Group, Inc.*	4,292	323,231
Value Line, Inc.	100	4,307
Victory Capital Holdings, Inc. "A"	6,466	308,622
Virtus Investment Partners, Inc.	1,052	237,594
WisdomTree, Inc.	21,999	218,010
		6,209,820
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	743	20,938
Bread Financial Holdings, Inc.	7,836	349,172
Consumer Portfolio Services, Inc.*	1,314	12,877
Encore Capital Group, Inc.*	3,711	154,860
Enova International, Inc.*	4,127	256,906
FirstCash Holdings, Inc.	6,152	645,222
Green Dot Corp. "A"*	8,442	79,777
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
LendingClub Corp.*	17,296	146,324
LendingTree, Inc.*	1,547	64,340
Medallion Financial Corp.	3,036	23,316
Moneylion, Inc.*	1,339	98,470
Navient Corp.	12,601	183,471
Nelnet, Inc. "A"	2,277	229,658
NerdWallet, Inc. "A"*	6,105	89,133
OppFi, Inc.	1,931	6,546
PRA Group, Inc.*	6,109	120,103
PROG Holdings, Inc.	6,650	230,622
Regional Management Corp.	1,321	37,965
Upstart Holdings, Inc.*	12,131	286,170
World Acceptance Corp.*	608	75,137
		3,111,007
Financial Services 2.7%
Acacia Research Corp.*	6,132	30,721
Alerus Financial Corp.	2,786	54,634
AvidXchange Holdings, Inc.*	27,401	330,456
Banco Latinoamericano de Comercio Exterior SA	4,219	125,178
Burford Capital Ltd.	31,513	411,245
Cannae Holdings, Inc.	8,824	160,067
Cantaloupe, Inc.*	8,950	59,070
Cass Information Systems, Inc.	2,103	84,267
Compass Diversified Holdings	10,417	228,028
Enact Holdings, Inc.	4,463	136,836
Essent Group Ltd.	16,428	923,089
EVERTEC, Inc.	10,150	337,488
Federal Agricultural Mortgage Corp. "C"	1,439	260,200
Flywire Corp.*	19,024	311,803
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	17,698	523,861
I3 Verticals, Inc. "A"*	3,516	77,633
International Money Express, Inc.*	4,834	100,741
Jackson Financial, Inc. "A"	12,059	895,501
Marqeta, Inc. "A"*	73,447	402,490
Merchants Bancorp.	2,693	109,174
Mr Cooper Group, Inc.*	10,030	814,737
NCR Atleos Corp.*	11,358	306,893
NewtekOne, Inc.	3,570	44,875
NMI Holdings, Inc. "A"*	12,514	425,977
Onity Group, Inc.*	1,032	24,747
Pagseguro Digital Ltd. "A"*	29,883	349,332
Payoneer Global, Inc.*	44,582	246,984
Paysafe Ltd.*	5,109	90,327
Paysign, Inc.*	5,141	22,158
PennyMac Financial Services, Inc.	4,205	397,793
Priority Technology Holdings, Inc.*	3,001	15,845
Radian Group, Inc.	23,857	741,953
Remitly Global, Inc.*	22,833	276,736
	Shares	Value ($)
Repay Holdings Corp.*	14,284	150,839
Sezzle, Inc.*	373	32,906
StoneCo., Ltd. "A"*	45,066	540,341
SWK Holdings Corp.*	529	8,988
Velocity Financial, Inc.*	1,318	23,632
Walker & Dunlop, Inc.	5,063	497,187
Waterstone Financial, Inc.	2,474	31,642
		10,606,374
Insurance 1.8%
Ambac Financial Group, Inc.*	6,782	86,945
American Coastal Insurance Corp. "C"*	3,816	40,259
AMERISAFE, Inc.	2,911	127,764
Baldwin Insurance Group, Inc.*	10,364	367,611
CNO Financial Group, Inc.	16,857	467,276
Crawford & Co. "A"	2,247	19,414
Donegal Group, Inc. "A"	2,368	30,500
Employers Holdings, Inc.	4,011	170,989
Enstar Group Ltd.*	1,996	610,177
F&G Annuities & Life, Inc.	2,889	109,926
Fidelis Insurance Holdings Ltd.	7,591	123,809
Genworth Financial, Inc. "A"*	68,827	415,715
GoHealth, Inc. "A"*	620	6,026
Goosehead Insurance, Inc. "A"*	3,697	212,356
Greenlight Capital Re Ltd. "A"*	4,176	54,706
Hamilton Insurance Group Ltd. "B"*	2,583	43,007
HCI Group, Inc.	1,280	117,978
Heritage Insurance Holdings, Inc.*	3,624	25,658
Hippo Holdings, Inc.*	3,123	53,684
Horace Mann Educators Corp.	6,506	212,226
Investors Title Co.	230	41,430
James River Group Holdings Ltd.	5,329	41,193
Kingsway Financial Services, Inc.*	1,579	13,011
Lemonade, Inc.*	8,135	134,227
Maiden Holdings Ltd.*	13,624	28,065
MBIA, Inc.*	6,875	37,744
Mercury General Corp.	4,210	223,719
National Western Life Group, Inc. "A"	357	177,408
NI Holdings, Inc.*	1,387	21,221
Oscar Health, Inc. "A"*	30,594	483,997
Palomar Holdings, Inc.*	3,853	312,671
ProAssurance Corp.*	8,525	104,175
Root, Inc. "A"*	1,363	70,344
Safety Insurance Group, Inc.	2,329	174,745
Selective Insurance Group, Inc.	9,561	897,109
Selectquote, Inc.*	19,829	54,728
SiriusPoint Ltd.*	15,520	189,344
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Skyward Specialty Insurance Group, Inc.*	5,842	211,364
Stewart Information Services Corp.	4,261	264,523
Tiptree, Inc.	3,736	61,607
Trupanion, Inc.* (a)	5,192	152,645
United Fire Group, Inc.	3,277	70,423
Universal Insurance Holdings, Inc.	3,791	71,119
		7,132,838
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AFC Gamma, Inc.	2,753	33,587
AG Mortgage Investment Trust, Inc.	4,652	30,889
Angel Oak Mortgage REIT, Inc.	1,894	24,811
Apollo Commercial Real Estate Finance, Inc.	22,464	219,923
Arbor Realty Trust, Inc. (a)	28,946	415,375
Ares Commercial Real Estate Corp.	8,616	57,296
ARMOUR Residential REIT, Inc. (a)	7,762	150,428
Blackstone Mortgage Trust, Inc. "A" (a)	27,276	475,148
BrightSpire Capital, Inc.	20,607	117,460
Chicago Atlantic Real Estate Finance, Inc.	2,470	37,939
Chimera Investment Corp.	12,728	162,918
Claros Mortgage Trust, Inc.	14,180	113,724
Dynex Capital, Inc.	9,956	118,875
Ellington Financial, Inc.	13,004	157,088
Franklin BSP Realty Trust, Inc.	12,944	163,094
Granite Point Mortgage Trust, Inc.	7,787	23,127
Invesco Mortgage Capital, Inc.	7,417	69,497
KKR Real Estate Finance Trust, Inc.	8,884	80,400
Ladder Capital Corp.	17,941	202,554
MFA Financial, Inc.	16,206	172,432
New York Mortgage Trust, Inc.	13,913	81,252
Nexpoint Real Estate Finance, Inc.	1,135	15,572
Orchid Island Capital, Inc. (a)	8,135	67,846
PennyMac Mortgage Investment Trust	13,723	188,691
Ready Capital Corp.	25,521	208,762
Redwood Trust, Inc.	20,772	134,810
Seven Hills Realty Trust	1,986	25,183
TPG RE Finance Trust, Inc.	9,076	78,417
Two Harbors Investment Corp.	16,407	216,737
		3,843,835
	Shares	Value ($)
Health Care 17.0%
Biotechnology 8.6%
2seventy bio, Inc.*	7,788	29,984
4D Molecular Therapeutics, Inc.*	7,851	164,792
89bio, Inc.*	12,782	102,384
Absci Corp.*	12,633	38,910
ACADIA Pharmaceuticals, Inc.*	18,851	306,329
ACELYRIN, Inc.*	11,606	51,182
Achieve Life Sciences, Inc.*	5,458	25,653
Acrivon Therapeutics, Inc.*	1,791	10,388
Actinium Pharmaceuticals, Inc.*	4,755	35,187
Acumen Pharmaceuticals, Inc.*	6,764	16,369
ADC Therapeutics SA*	11,115	35,123
ADMA Biologics, Inc.*	35,442	396,242
Adverum Biotechnologies, Inc.*	3,336	22,885
Aerovate Therapeutics, Inc.*	1,574	2,613
Agenus, Inc.*	2,972	49,781
Agios Pharmaceuticals, Inc.*	8,898	383,682
Akebia Therapeutics, Inc.*	33,121	33,783
Akero Therapeutics, Inc.*	10,677	250,482
Aldeyra Therapeutics, Inc.*	7,208	23,858
Alector, Inc.*	12,780	58,021
Alkermes PLC*	26,529	639,349
Allogene Therapeutics, Inc.*	16,753	39,034
Altimmune, Inc.* (a)	11,208	74,533
ALX Oncology Holdings, Inc.*	5,242	31,609
Amicus Therapeutics, Inc.*	46,233	458,631
AnaptysBio, Inc.*	3,089	77,410
Anavex Life Sciences Corp.* (a)	10,977	46,323
Anika Therapeutics, Inc.*	2,197	55,650
Annexon, Inc.*	13,308	65,209
Apogee Therapeutics, Inc.*	5,690	223,901
Applied Therapeutics, Inc.*	15,170	70,844
Arbutus Biopharma Corp.*	22,069	68,193
Arcellx, Inc.*	6,783	374,354
Arcturus Therapeutics Holdings, Inc.*	3,677	89,535
Arcus Biosciences, Inc.*	8,584	130,734
Arcutis Biotherapeutics, Inc.*	16,747	155,747
Ardelyx, Inc.*	36,576	271,028
ArriVent Biopharma, Inc.* (a)	1,378	25,562
Arrowhead Pharmaceuticals, Inc.*	18,799	488,586
ARS Pharmaceuticals, Inc.*	7,761	66,046
Astria Therapeutics, Inc.*	7,190	65,429
Atossa Therapeutics, Inc.*	20,115	23,937
Aura Biosciences, Inc.*	7,421	56,103
Aurinia Pharmaceuticals, Inc.*	22,675	129,474
Avid Bioservices, Inc.*	9,620	68,687
Avidity Biosciences, Inc.*	15,907	649,801
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Avita Medical, Inc.*	3,879	30,722
Beam Therapeutics, Inc.*	12,044	282,191
BioCryst Pharmaceuticals, Inc.*	32,573	201,301
Biohaven Ltd.*	11,816	410,133
Biomea Fusion, Inc.* (a)	4,393	19,769
Black Diamond Therapeutics, Inc.*	5,901	27,499
Bluebird Bio, Inc.*	30,623	30,139
Blueprint Medicines Corp.*	9,895	1,066,483
Boundless Bio, Inc.*	1,054	4,079
Bridgebio Pharma, Inc.*	22,125	560,426
C4 Therapeutics, Inc.*	9,291	42,924
Cabaletta Bio, Inc.*	6,789	50,782
Candel Therapeutics, Inc.*	3,148	19,518
Capricor Therapeutics, Inc.*	4,015	19,152
Cardiff Oncology, Inc.*	6,250	13,875
CareDx, Inc.*	7,681	119,286
Cargo Therapeutics, Inc.*	3,141	51,575
Caribou Biosciences, Inc.*	12,613	20,685
Cartesian Therapeutics, Inc.*	1,150	31,062
Catalyst Pharmaceuticals, Inc.*	18,319	283,761
Celcuity, Inc.*	3,681	60,295
Celldex Therapeutics, Inc.*	10,170	376,392
Century Therapeutics, Inc.*	7,363	18,776
CervoMed, Inc.*	859	14,706
CG oncology, Inc.*	3,682	116,241
Cibus, Inc.*	2,395	23,591
Cogent Biosciences, Inc.*	14,476	122,033
Coherus Biosciences, Inc.*	17,544	30,351
Compass Therapeutics, Inc.*	14,159	14,159
Corbus Pharmaceuticals Holdings, Inc.*	1,602	72,491
Crinetics Pharmaceuticals, Inc.*	12,243	548,364
Cullinan Therapeutics, Inc.*	6,092	106,244
Cytokinetics, Inc.*	17,580	952,484
Day One Biopharmaceuticals, Inc.*	8,178	112,693
Denali Therapeutics, Inc.*	19,581	454,671
Design Therapeutics, Inc.*	5,097	17,075
Dianthus Therapeutics, Inc.*	3,767	97,490
Disc Medicine, Inc.*	2,589	116,686
Dynavax Technologies Corp.*	20,809	233,685
Dyne Therapeutics, Inc.*	12,696	448,042
Editas Medicine, Inc.*	13,132	61,326
Elevation Oncology, Inc.*	8,259	22,299
Eliem Therapeutics, Inc.*	1,159	8,240
Enanta Pharmaceuticals, Inc.*	3,096	40,155
Entrada Therapeutics, Inc.*	3,900	55,575
Erasca, Inc.*	17,908	42,263
Fate Therapeutics, Inc.*	15,858	52,014
Fennec Pharmaceuticals, Inc.*	3,733	22,809
Fibrobiologics, Inc.*	4,052	20,219
Foghorn Therapeutics, Inc.*	4,040	23,230
	Shares	Value ($)
G1 Therapeutics, Inc.*	7,886	17,980
Galectin Therapeutics, Inc.*	3,250	7,345
Generation Bio Co.*	7,055	19,895
Geron Corp.*	90,650	384,356
Greenwich Lifesciences, Inc.*	959	16,552
Gyre Therapeutics, Inc.*	1,111	13,254
Halozyme Therapeutics, Inc.*	19,733	1,033,220
Heron Therapeutics, Inc.* (a)	18,552	64,932
HilleVax, Inc.*	4,988	72,126
Humacyte, Inc.*	13,875	66,600
Ideaya Biosciences, Inc.*	11,760	412,894
IGM Biosciences, Inc.*	2,489	17,099
ImmunityBio, Inc.* (a)	22,321	141,069
Immunome, Inc.*	8,098	97,986
Immunovant, Inc.*	9,133	241,111
Inhibrx Biosciences, Inc.*	1,662	23,551
Inhibrx, Inc.* (b)	5,183	3,356
Inmune Bio, Inc.*	1,958	17,270
Inovio Pharmaceuticals, Inc.*	4,033	32,587
Inozyme Pharma, Inc.*	8,322	37,116
Insmed, Inc.*	24,443	1,637,681
Intellia Therapeutics, Inc.*	15,187	339,885
Invivyd, Inc.*	12,710	13,981
Iovance Biotherapeutics, Inc.*	39,860	319,677
Ironwood Pharmaceuticals, Inc.*	22,309	145,455
iTeos Therapeutics, Inc.*	4,101	60,859
Janux Therapeutics, Inc.*	4,414	184,902
Jasper Therapeutics, Inc.*	1,788	40,588
KalVista Pharmaceuticals, Inc.*	6,027	70,998
Keros Therapeutics, Inc.*	4,641	212,094
Kiniksa Pharmaceuticals International PLC*	5,887	109,910
Kodiak Sciences, Inc.*	4,947	11,625
Korro Bio, Inc.*	966	32,718
Krystal Biotech, Inc.*	3,904	716,931
Kura Oncology, Inc.*	11,413	234,994
Kymera Therapeutics, Inc.*	7,006	209,129
Kyverna Therapeutics, Inc.*	2,677	20,078
Larimar Therapeutics, Inc.*	6,639	48,133
LENZ Therapeutics, Inc.	1,989	34,390
Lexeo Therapeutics, Inc.*	1,434	23,001
Lexicon Pharmaceuticals, Inc.*	18,275	30,702
Lineage Cell Therapeutics, Inc.*	19,932	19,878
Lyell Immunopharma, Inc.*	27,354	39,663
MacroGenics, Inc.*	9,200	39,100
Madrigal Pharmaceuticals, Inc.*	2,761	773,522
MannKind Corp.*	41,781	218,097
MeiraGTx Holdings PLC*	5,230	22,018
Mersana Therapeutics, Inc.*	16,927	34,023
MiMedx Group, Inc.*	18,706	129,633
Mineralys Therapeutics, Inc.*	4,518	52,861
Mirum Pharmaceuticals, Inc.*	6,178	211,226
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Monte Rosa Therapeutics, Inc.*	4,311	16,123
Morphic Holding, Inc.*	6,276	213,823
Myriad Genetics, Inc.*	14,078	344,348
Neurogene, Inc.*	1,625	59,134
Nkarta, Inc.*	8,379	49,520
Novavax, Inc.*	22,238	281,533
Nurix Therapeutics, Inc.*	9,534	198,975
Nuvalent, Inc. "A"*	5,024	381,121
Ocugen, Inc.*	40,426	62,660
Olema Pharmaceuticals, Inc.*	6,307	68,242
Organogenesis Holdings, Inc.*	10,819	30,293
ORIC Pharmaceuticals, Inc.*	9,718	68,706
Outlook Therapeutics, Inc.*	1,271	9,380
Ovid therapeutics, Inc.*	9,195	7,073
PepGen, Inc.*	2,456	39,198
Perspective Therapeutics, Inc.*	7,442	74,197
Poseida Therapeutics, Inc.*	10,662	31,133
Praxis Precision Medicines, Inc.*	2,714	112,251
Precigen, Inc.*	21,415	33,836
Prelude Therapeutics, Inc.*	1,577	6,008
Prime Medicine, Inc.*	8,984	46,178
ProKidney Corp.* (a)	10,046	24,713
Protagonist Therapeutics, Inc.*	9,203	318,884
Prothena Corp. PLC*	6,572	135,646
PTC Therapeutics, Inc.*	11,986	366,532
Puma Biotechnology, Inc.*	6,653	21,689
Pyxis Oncology, Inc.*	7,757	25,676
Q32 Bio, Inc.*	967	17,358
RAPT Therapeutics, Inc.*	4,548	13,871
Recursion Pharmaceuticals, Inc. "A"*	32,554	244,155
REGENXBIO, Inc.*	7,267	85,024
Regulus Therapeutics, Inc.*	10,060	17,957
Relay Therapeutics, Inc.*	15,756	102,729
Renovaro, Inc.*	7,865	13,764
Replimune Group, Inc.*	7,574	68,166
REVOLUTION Medicines, Inc.*	23,980	930,664
Rhythm Pharmaceuticals, Inc.*	8,619	353,896
Rigel Pharmaceuticals, Inc.*	2,781	22,861
Rocket Pharmaceuticals, Inc.*	10,368	223,223
Sage Therapeutics, Inc.*	8,273	89,845
Sana Biotechnology, Inc.*	20,853	113,857
Savara, Inc.* (a)	15,333	61,792
Scholar Rock Holding Corp.*	10,812	90,064
Sera Prognostics, Inc. "A"*	4,362	25,823
Shattuck Labs, Inc.*	6,213	23,982
Skye Bioscience, Inc.*	2,722	21,803
Soleno Therapeutics, Inc.*	3,460	141,168
Solid Biosciences, Inc.*	3,588	20,344
	Shares	Value ($)
SpringWorks Therapeutics, Inc.*	10,821	407,627
Spyre Therapeutics, Inc.*	5,450	128,130
Stoke Therapeutics, Inc.*	5,616	75,872
Summit Therapeutics, Inc.* (a)	13,800	107,640
Sutro Biopharma, Inc.*	12,979	38,028
Syndax Pharmaceuticals, Inc.*	12,954	265,946
Tango Therapeutics, Inc.*	7,525	64,565
Taysha Gene Therapies, Inc.*	25,244	56,547
Tenaya Therapeutics, Inc.*	8,809	27,308
TG Therapeutics, Inc.*	21,986	391,131
Tourmaline Bio, Inc.	3,648	46,913
Travere Therapeutics, Inc.*	11,110	91,324
TScan Therapeutics, Inc.*	6,049	35,387
Twist Bioscience Corp.*	9,054	446,181
Tyra Biosciences, Inc.*	3,206	51,264
UroGen Pharma Ltd.*	5,417	90,897
Vanda Pharmaceuticals, Inc.*	8,913	50,358
Vaxcyte, Inc.*	17,171	1,296,582
Vera Therapeutics, Inc.*	6,129	221,747
Veracyte, Inc.*	12,149	263,269
Verastem, Inc.*	4,109	12,245
Vericel Corp.*	7,626	349,881
Verve Therapeutics, Inc.*	11,248	54,890
Vir Biotechnology, Inc.*	14,141	125,855
Viridian Therapeutics, Inc.*	9,899	128,786
Voyager Therapeutics, Inc.*	7,297	57,719
Werewolf Therapeutics, Inc.*	4,871	11,885
X4 Pharmaceuticals, Inc.*	26,899	15,601
XBiotech, Inc.*	2,972	15,276
Xencor, Inc.*	9,363	177,242
XOMA Corp.*	1,133	26,841
Y-mAbs Therapeutics, Inc.*	5,581	67,418
Zentalis Pharmaceuticals, Inc.*	9,156	37,448
Zura Bio Ltd.*	2,068	7,238
Zymeworks, Inc.*	8,283	70,488
		33,836,116
Health Care Equipment & Supplies 3.4%
Accuray, Inc.*	14,471	26,337
Alphatec Holdings, Inc.*	16,216	169,457
AngioDynamics, Inc.*	5,622	34,013
Artivion, Inc.*	6,289	161,313
AtriCure, Inc.*	7,486	170,456
Atrion Corp.	213	96,368
Avanos Medical, Inc.*	7,090	141,233
Axogen, Inc.*	6,786	49,131
Axonics, Inc.*	8,030	539,857
Bioventus, Inc. "A"*	5,967	34,310
Cerus Corp.*	27,766	48,868
CONMED Corp.	4,872	337,727
CVRx, Inc.*	2,189	26,246
Embecta Corp.	9,175	114,688
Fractyl Health, Inc.*	1,229	5,248
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Glaukos Corp.*	7,703	911,650
Haemonetics Corp.*	7,903	653,815
ICU Medical, Inc.*	3,381	401,494
Inari Medical, Inc.*	8,336	401,378
Inmode Ltd.*	12,577	229,405
Inogen, Inc.*	3,482	28,309
Integer Holdings Corp.*	5,252	608,129
Integra LifeSciences Holdings Corp.*	10,810	315,003
iRadimed Corp.	1,307	57,430
iRhythm Technologies, Inc.*	4,923	529,912
Lantheus Holdings, Inc.*	10,702	859,264
LeMaitre Vascular, Inc.	3,206	263,790
LivaNova PLC*	8,591	470,959
Merit Medical Systems, Inc.*	9,015	774,839
Neogen Corp.*	34,368	537,172
NeuroPace, Inc.*	2,199	16,624
Nevro Corp.*	5,476	46,108
Novocure Ltd.*	16,778	287,407
Omnicell, Inc.*	7,214	195,283
OraSure Technologies, Inc.*	11,020	46,945
Orchestra BioMed Holdings, Inc.*	3,725	30,359
Orthofix Medical, Inc.*	5,447	72,227
OrthoPediatrics Corp.*	2,617	75,265
Paragon 28, Inc.*	6,797	46,491
PROCEPT BioRobotics Corp.*	6,668	407,348
Pulmonx Corp.*	5,702	36,151
Pulse Biosciences, Inc.* (a)	2,572	28,781
RxSight, Inc.*	5,354	322,150
Sanara Medtech, Inc.*	585	16,509
Semler Scientific, Inc.*	673	23,151
SI-BONE, Inc.*	6,505	84,110
Sight Sciences, Inc.*	5,608	37,405
Silk Road Medical, Inc.*	6,186	167,269
STAAR Surgical Co.*	7,795	371,120
Stereotaxis, Inc.*	8,864	16,132
Surmodics, Inc.*	2,096	88,116
Tactile Systems Technology, Inc.*	3,597	42,948
Tandem Diabetes Care, Inc.*	10,194	410,716
TransMedics Group, Inc.*	5,052	760,932
Treace Medical Concepts, Inc.*	7,853	52,222
UFP Technologies, Inc.*	1,144	301,867
Utah Medical Products, Inc.	479	32,002
Varex Imaging Corp.*	6,035	88,896
Zimvie, Inc.*	4,013	73,237
Zynex, Inc.* (a)	2,811	26,199
		13,201,771
Health Care Providers & Services 2.8%
Accolade, Inc.*	11,714	41,936
AdaptHealth Corp.*	16,050	160,500
Addus HomeCare Corp.*	2,483	288,301
agilon health, Inc.*	48,603	317,864
AirSculpt Technologies, Inc.*	1,863	7,452
	Shares	Value ($)
Alignment Healthcare, Inc.*	15,794	123,509
AMN Healthcare Services, Inc.*	5,972	305,945
Astrana Health, Inc.*	6,790	275,402
Aveanna Healthcare Holdings, Inc.*	8,123	22,419
BrightSpring Health Services, Inc.*	8,549	97,117
Brookdale Senior Living, Inc.*	30,163	206,013
Castle Biosciences, Inc.*	4,083	88,887
Community Health Systems, Inc.*	19,767	66,417
CorVel Corp.*	1,396	354,961
Cross Country Healthcare, Inc.*	5,309	73,477
Docgo, Inc.*	16,162	49,941
Enhabit, Inc.*	7,807	69,638
Fulgent Genetics, Inc.*	3,131	61,430
GeneDx Holdings Corp.*	1,927	50,372
Guardant Health, Inc.*	18,582	536,648
HealthEquity, Inc.*	13,320	1,148,184
Hims & Hers Health, Inc.*	29,868	603,035
InfuSystem Holdings, Inc.*	2,808	19,179
Innovage Holding Corp.*	2,403	11,919
LifeStance Health Group, Inc.*	18,843	92,519
ModivCare, Inc.*	1,900	49,856
Nano-X Imaging Ltd.* (a)	8,603	63,146
National HealthCare Corp.	1,967	213,223
National Research Corp.	2,463	56,526
NeoGenomics, Inc.*	20,102	278,815
OPKO Health, Inc.* (a)	51,477	64,346
Option Care Health, Inc.*	27,455	760,503
Owens & Minor, Inc.*	11,888	160,488
PACS Group, Inc.*	3,922	115,699
Patterson Companies, Inc.	12,675	305,721
Pediatrix Medical Group, Inc.*	12,823	96,814
Performant Financial Corp.*	10,534	30,549
PetIQ, Inc.*	4,286	94,549
Privia Health Group, Inc.*	16,113	280,044
Progyny, Inc.*	13,321	381,114
Quipt Home Medical Corp.*	6,263	20,167
RadNet, Inc.*	10,409	613,298
Select Medical Holdings Corp.	16,828	589,990
Sonida Senior Living, Inc.*	545	14,987
Surgery Partners, Inc.*	12,130	288,573
Talkspace, Inc.*	19,456	44,749
The Ensign Group, Inc.	8,719	1,078,453
The Joint Corp.*	1,739	24,450
The Pennant Group, Inc.*	4,569	105,955
U.S. Physical Therapy, Inc.	2,365	218,573
Viemed Healthcare, Inc.*	5,214	34,152
		11,057,805
Health Care Technology 0.3%
Definitive Healthcare Corp.*	8,538	46,617
Evolent Health, Inc. "A"*	18,196	347,907
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Health Catalyst, Inc.*	9,300	59,427
HealthStream, Inc.	3,724	103,900
LifeMD, Inc.*	5,470	37,524
OptimizeRx Corp.*	2,439	24,390
Phreesia, Inc.*	7,922	167,946
Schrodinger, Inc.*	8,770	169,612
Simulations Plus, Inc.	2,522	122,620
Teladoc Health, Inc.*	26,893	263,014
		1,342,957
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	17,467	63,231
Akoya Biosciences, Inc.*	3,812	8,920
BioLife Solutions, Inc.*	5,599	119,987
ChromaDex Corp.*	7,791	21,270
Codexis, Inc.*	11,107	34,432
Conduit Pharmaceuticals, Inc.*	3,837	4,067
CryoPort, Inc.*	6,579	45,461
Cytek Biosciences, Inc.*	18,973	105,869
Harvard Bioscience, Inc.*	6,058	17,265
Lifecore Biomedical, Inc.*	3,380	17,339
Maravai LifeSciences Holdings, Inc. "A"*	17,413	124,677
MaxCyte, Inc.*	16,583	65,005
Mesa Laboratories, Inc.	795	68,982
Nautilus Biotechnology, Inc.*	7,810	18,275
OmniAb, Inc.*	14,311	53,666
Pacific Biosciences of California, Inc.*	43,412	59,475
Quanterix Corp.*	5,362	70,832
Quantum-Si, Inc.*	16,051	16,854
Standard BioTools, Inc.*	47,644	84,330
		999,937
Pharmaceuticals 1.6%
Alimera Sciences, Inc.Common St*	3,422	19,026
Alto Neuroscience, Inc.*	1,421	15,190
Amneal Pharmaceuticals, Inc.*	25,025	158,909
Amphastar Pharmaceuticals, Inc.*	6,053	242,120
ANI Pharmaceuticals, Inc.*	2,908	185,181
Aquestive Therapeutics, Inc.*	11,740	30,524
Arvinas, Inc.*	10,117	269,314
Atea Pharmaceuticals, Inc.*	11,448	37,893
Avadel Pharmaceuticals PLC*	15,523	218,253
Axsome Therapeutics, Inc.*	5,736	461,748
Biote Corp. "A"*	4,281	31,979
Cassava Sciences, Inc.* (a)	6,403	79,077
Collegium Pharmaceutical, Inc.*	5,126	165,057
Contineum Therapeutics, Inc. "A"*	1,110	19,547
Corcept Therapeutics, Inc.*	12,723	413,370
	Shares	Value ($)
CorMedix, Inc.*	8,533	36,948
Edgewise Therapeutics, Inc.*	11,423	205,728
Enliven Therapeutics, Inc.* (a)	5,548	129,657
Esperion Therapeutics, Inc.*	29,757	66,061
Evolus, Inc.*	8,692	94,308
EyePoint Pharmaceuticals, Inc.*	7,876	68,521
Fulcrum Therapeutics, Inc.*	9,793	60,717
Harmony Biosciences Holdings, Inc.*	4,758	143,549
Harrow, Inc.*	4,809	100,460
Innoviva, Inc.*	8,634	141,598
Ligand Pharmaceuticals, Inc.*	2,681	225,901
Liquidia Corp.*	9,063	108,756
Longboard Pharmaceuticals, Inc.*	5,092	137,637
MediWound Ltd.*	1,269	19,695
Mind Medicine MindMed, Inc.*	11,358	81,891
Nektar Therapeutics*	28,200	34,968
Neumora Therapeutics, Inc.*	13,253	130,277
Nuvation Bio, Inc.*	28,322	82,700
Ocular Therapeutix, Inc.* (a)	24,492	167,525
Omeros Corp.* (a)	9,449	38,363
Pacira BioSciences, Inc.*	7,225	206,707
Phathom Pharmaceuticals, Inc.* (a)	5,466	56,300
Phibro Animal Health Corp. "A"	3,254	54,570
Pliant Therapeutics, Inc.*	9,016	96,922
Prestige Consumer Healthcare, Inc.*	7,788	536,204
Revance Therapeutics, Inc.*	16,538	42,503
Scilex Holding Co.*	10,126	19,543
scPharmaceuticals, Inc.*	4,473	19,458
SIGA Technologies, Inc.	7,213	54,747
Supernus Pharmaceuticals, Inc.*	7,933	212,208
Tarsus Pharmaceuticals, Inc.*	5,784	157,209
Terns Pharmaceuticals, Inc.*	9,121	62,114
Theravance Biopharma, Inc.*	5,833	49,464
Third Harmonic Bio, Inc.*	3,024	39,312
Trevi Therapeutics, Inc.*	9,364	27,905
Ventyx Biosciences, Inc.*	9,709	22,428
Verrica Pharmaceuticals, Inc.* (a)	3,208	23,386
WaVe Life Sciences Ltd.*	12,199	60,873
Xeris Biopharma Holdings, Inc.*	20,745	46,676
Zevra Therapeutics, Inc.*	6,706	32,859
		6,243,836
Industrials 17.2%
Aerospace & Defense 1.1%
AAR Corp.*	5,434	395,052
AeroVironment, Inc.*	4,101	747,038
AerSale Corp.*	4,933	34,136
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Archer Aviation, Inc. "A"* (a)	36,842	129,684
Astronics Corp.*	4,547	91,076
Byrna Technologies, Inc.*	2,744	27,385
Cadre Holdings, Inc.	4,124	138,401
Ducommun, Inc.*	2,167	125,816
Eve Holding, Inc.*	2,836	11,486
Intuitive Machines, Inc.*	4,586	15,134
Kratos Defense & Security Solutions, Inc.*	23,311	466,453
Leonardo DRS, Inc.*	11,597	295,840
Mercury Systems, Inc.*	8,662	233,787
Moog, Inc. "A"	4,476	748,835
National Presto Industries, Inc.	775	58,226
Park Aerospace Corp.	2,903	39,713
Redwire Corp.*	3,576	25,640
Rocket Lab USA, Inc.* (a)	54,889	263,467
Terran Orbital Corp.*	24,719	20,270
Triumph Group, Inc.*	10,197	157,136
V2X, Inc.*	1,944	93,234
Virgin Galactic Holdings, Inc.*	2,735	23,056
VirTra, Inc.*	1,711	13,158
		4,154,023
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	8,132	112,791
Forward Air Corp.	3,794	72,238
Hub Group, Inc. "A"	9,587	412,720
Radiant Logistics, Inc.*	5,901	33,577
		631,326
Building Products 1.4%
American Woodmark Corp.*	2,502	196,657
Apogee Enterprises, Inc.	3,461	217,472
AZZ, Inc.	4,638	358,286
Caesarstone Ltd.*	3,310	16,550
CSW Industrials, Inc.	2,434	645,765
Gibraltar Industries, Inc.*	4,824	330,685
Griffon Corp.	6,085	388,588
Insteel Industries, Inc.	2,894	89,598
Janus International Group, Inc.*	22,356	282,356
JELD-WEN Holding, Inc.*	13,552	182,545
Masterbrand, Inc.*	19,964	293,072
Quanex Building Products Corp.	5,222	144,388
Resideo Technologies, Inc.*	23,008	450,037
Tecnoglass, Inc.	3,539	177,587
UFP Industries, Inc.	9,514	1,065,568
Zurn Elkay Water Solutions Corp.	22,925	673,995
		5,513,149
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	9,948	503,070
ACCO Brands Corp.	14,335	67,374
ACV Auctions, Inc. "A"*	23,288	425,006
	Shares	Value ($)
Aris Water Solutions, Inc. "A"	4,235	66,362
Bridger Aerospace Group Holdings, Inc.*	1,484	5,550
BrightView Holdings, Inc.*	6,968	92,674
Casella Waste Systems, Inc. "A"*	8,990	891,988
CECO Environmental Corp.*	4,588	132,364
Cimpress PLC*	2,846	249,338
CompX International, Inc.	256	6,316
CoreCivic, Inc.*	17,452	226,527
Deluxe Corp.	7,034	157,984
Driven Brands Holdings, Inc.*	9,463	120,464
Ennis, Inc.	3,826	83,751
Enviri Corp.*	12,018	103,715
Healthcare Services Group, Inc.*	11,346	120,041
HNI Corp.	7,383	332,383
Interface, Inc.	9,109	133,720
LanzaTech Global, Inc.*	17,755	32,847
Liquidity Services, Inc.*	3,583	71,588
Matthews International Corp. "A"	4,724	118,336
MillerKnoll, Inc.	11,304	299,443
Montrose Environmental Group, Inc.*	5,008	223,156
NL Industries, Inc.	1,654	9,974
OPENLANE, Inc.*	16,968	281,499
Perma-Fix Environmental Services, Inc.*	1,997	20,230
Pitney Bowes, Inc.	26,402	134,122
Quad Graphics, Inc.	5,260	28,667
Quest Resource Holding Corp.*	2,748	24,182
Steelcase, Inc. "A"	14,347	185,937
The Brink's Co.	7,065	723,456
The GEO Group, Inc.*	19,541	280,609
UniFirst Corp.	2,370	406,526
Viad Corp.*	3,245	110,330
Virco Mfg. Corp.	1,655	23,071
VSE Corp.	2,159	190,597
		6,883,197
Construction & Engineering 1.5%
Ameresco, Inc. "A"*	5,078	146,297
Arcosa, Inc.	7,637	637,002
Argan, Inc.	1,928	141,053
Bowman Consulting Group Ltd.*	2,103	66,854
Centuri Holdings, Inc.*	2,176	42,389
Concrete Pumping Holdings, Inc.*	3,638	21,864
Construction Partners, Inc. "A"*	6,754	372,888
Dycom Industries, Inc.*	4,470	754,357
Fluor Corp.*	26,870	1,170,189
Granite Construction, Inc.	6,927	429,266
Great Lakes Dredge & Dock Corp.*	10,428	91,558
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
IES Holdings, Inc.*	1,309	182,383
Limbach Holdings, Inc.*	1,610	91,657
Matrix Service Co.*	4,183	41,537
MYR Group, Inc.*	2,614	354,746
Northwest Pipe Co.*	1,451	49,290
Orion Group Holdings, Inc.*	4,841	46,038
Primoris Services Corp.	8,400	419,076
Southland Holdings, Inc.*	1,694	7,759
Sterling Infrastructure, Inc.*	4,758	563,062
Tutor Perini Corp.*	6,814	148,409
		5,777,674
Electrical Equipment 1.6%
Allient, Inc.	2,345	59,258
American Superconductor Corp.*	5,379	125,815
Amprius Technologies, Inc.*	844	1,072
Array Technologies, Inc.*	24,065	246,907
Atkore, Inc.	5,782	780,165
Blink Charging Co.*	15,246	41,774
Bloom Energy Corp. "A"* (a)	31,321	383,369
ChargePoint Holdings, Inc.*	61,399	92,712
Encore Wire Corp.	2,321	672,695
Energy Vault Holdings, Inc.*	15,322	14,550
EnerSys	6,301	652,280
Enovix Corp.* (a)	23,414	361,980
Fluence Energy, Inc.*	9,595	166,377
Freyr Battery, Inc.*	17,899	30,428
FuelCell Energy, Inc.*	69,212	44,213
GrafTech International, Ltd.*	41,142	39,908
LSI Industries, Inc.	4,451	64,406
Net Power, Inc.*	3,350	32,931
NEXTracker, Inc. "A"*	18,348	860,154
NuScale Power Corp.* (a)	12,223	142,887
Plug Power, Inc.*	99,460	231,742
Powell Industries, Inc.	1,470	210,798
Preformed Line Products Co.	386	48,072
SES AI Corp.*	19,435	24,294
Shoals Technologies Group, Inc. "A"*	27,088	169,029
SolarMax Technology, Inc.*	1,033	3,399
Stem, Inc.* (a)	21,868	24,273
SunPower Corp.*	12,707	37,613
Sunrun, Inc.*	34,413	408,138
Thermon Group Holdings, Inc.*	5,256	161,675
TPI Composites, Inc.*	6,530	26,055
Ultralife Corp.*	1,604	17,034
Vicor Corp.*	3,545	117,552
		6,293,555
Ground Transportation 0.5%
ArcBest Corp.	3,705	396,732
Covenant Logistics Group, Inc.	1,274	62,796
FTAI Infrastructure, Inc.	15,846	136,751
Heartland Express, Inc.	7,185	88,591
	Shares	Value ($)
Hertz Global Holdings, Inc.*	19,410	68,517
Marten Transport Ltd.	9,242	170,515
P.A.M. Transportation Services, Inc.*	1,054	18,308
RXO, Inc.*	18,349	479,826
Universal Logistics Holdings, Inc.	1,097	44,527
Werner Enterprises, Inc.	9,964	357,010
		1,823,573
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	81,006
IT Services 0.2%
ASGN, Inc.*	7,095	625,566
Machinery 3.8%
374Water, Inc.*	9,195	11,034
3D Systems Corp.*	19,898	61,087
Alamo Group, Inc.	1,614	279,222
Albany International Corp. "A"	4,935	416,761
Astec Industries, Inc.	3,619	107,340
Atmus Filtration Technologies, Inc.*	13,144	378,284
Barnes Group, Inc.	7,363	304,902
Blue Bird Corp.*	5,059	272,427
Chart Industries, Inc.*	6,645	959,139
Columbus McKinnon Corp.	4,501	155,465
Commercial Vehicle Group, Inc.*	5,085	24,917
Douglas Dynamics, Inc.	3,462	81,011
Eastern Co.	846	21,548
Energy Recovery, Inc.*	9,047	120,235
Enerpac Tool Group Corp.	8,576	327,432
Enpro, Inc.	3,307	481,400
ESCO Technologies, Inc.	4,081	428,668
Federal Signal Corp.	9,458	791,351
Franklin Electric Co., Inc.	7,140	687,725
Gencor Industries, Inc.*	1,639	31,698
Gorman-Rupp Co.	3,319	121,841
Graham Corp.*	1,621	45,647
Greenbrier Companies, Inc.	4,835	239,574
Helios Technologies, Inc.	5,243	250,353
Hillenbrand, Inc.	11,067	442,901
Hillman Solutions Corp.*	31,016	274,492
Hyliion Holdings Corp.*	23,005	37,268
Hyster-Yale, Inc.	1,805	125,863
John Bean Technologies Corp.	5,013	476,085
Kadant, Inc.	1,846	542,318
Kennametal, Inc.	12,578	296,086
L.B. Foster Co. "A"*	1,439	30,967
Lindsay Corp.	1,736	213,320
Luxfer Holdings PLC	4,237	49,107
Mayville Engineering Co., Inc.*	1,757	29,272
Miller Industries, Inc.	1,713	94,249
Mueller Industries, Inc.	17,578	1,000,891
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Mueller Water Products, Inc. "A"	24,457	438,269
Nikola Corp.* (a)	1	5
NN, Inc.*	7,381	22,143
Omega Flex, Inc.	531	27,230
Park-Ohio Holdings Corp.	1,306	33,812
Proto Labs, Inc.*	4,064	125,537
REV Group, Inc.	8,084	201,211
Shyft Group, Inc.	5,297	62,822
SPX Technologies, Inc.*	7,079	1,006,209
Standex International Corp.	1,834	295,549
Taylor Devices, Inc.*	376	16,912
Tennant Co.	2,986	293,942
Terex Corp.	10,491	575,326
The Manitowoc Co., Inc.*	5,315	61,282
Titan International, Inc.*	7,541	55,879
Trinity Industries, Inc.	12,884	385,489
Twin Disc, Inc.	1,812	21,345
Wabash National Corp.	6,972	152,268
Watts Water Technologies, Inc. "A"	4,308	789,958
		14,777,068
Marine Transportation 0.3%
Costamare, Inc.	7,109	116,801
Genco Shipping & Trading Ltd.	6,662	141,967
Golden Ocean Group Ltd.	19,122	263,883
Himalaya Shipping Ltd.*	4,674	42,814
Matson, Inc.	5,347	700,296
Pangaea Logistics Solutions Ltd.	5,472	42,846
Safe Bulkers, Inc.	10,396	60,505
		1,369,112
Passenger Airlines 0.4%
Allegiant Travel Co.	2,375	119,296
Blade Air Mobility, Inc.*	9,256	32,211
Frontier Group Holdings, Inc.*	5,977	29,467
Hawaiian Holdings, Inc.*	7,740	96,208
JetBlue Airways Corp.*	48,534	295,572
Joby Aviation, Inc.* (a)	63,410	323,391
SkyWest, Inc.*	6,264	514,087
Spirit Airlines, Inc.	16,217	59,354
Sun Country Airlines Holdings, Inc.*	6,406	80,459
Wheels Up Experience, Inc.*	14,548	27,496
		1,577,541
Professional Services 2.3%
Alight, Inc. "A"*	74,769	551,795
Asure Software, Inc.*	3,563	29,929
Barrett Business Services, Inc.	4,071	133,407
Blacksky Technology, Inc.*	18,235	19,511
CBIZ, Inc.*	7,525	557,602
Conduent, Inc.*	26,145	85,233
CRA International, Inc.	1,050	180,831
	Shares	Value ($)
CSG Systems International, Inc.	4,675	192,470
DLH Holdings Corp.*	1,417	14,964
ExlService Holdings, Inc.*	24,627	772,303
Exponent, Inc.	7,957	756,870
First Advantage Corp.	8,133	130,697
FiscalNote Holdings, Inc.* (a)	9,652	14,092
Forrester Research, Inc.*	1,716	29,309
Franklin Covey Co.*	1,809	68,742
Heidrick & Struggles International, Inc.	3,192	100,803
HireQuest, Inc.	827	10,213
Huron Consulting Group, Inc.*	2,781	273,929
IBEX Holdings Ltd.*	1,353	21,892
ICF International, Inc.	2,932	435,285
Innodata, Inc.* (a)	4,273	63,369
Insperity, Inc.	5,651	515,428
Kelly Services, Inc. "A"	4,671	100,006
Kforce, Inc.	2,957	183,718
Korn Ferry	8,169	548,467
Legalzoom.com, Inc.*	21,724	182,264
Maximus, Inc.	9,586	821,520
Mistras Group, Inc.*	3,315	27,481
NV5 Global, Inc.*	2,260	210,112
Planet Labs PBC*	26,225	48,779
Resources Connection, Inc.	5,033	55,564
Spire Global, Inc.*	3,541	38,384
Sterling Check Corp.*	5,233	77,448
TriNet Group, Inc.	5,119	511,900
TrueBlue, Inc.*	4,745	48,874
TTEC Holdings, Inc.	3,010	17,699
Upwork, Inc.*	19,642	211,152
Verra Mobility Corp.*	26,192	712,422
Willdan Group, Inc.*	1,993	57,498
WNS Holdings Ltd.*	7,301	383,303
		9,195,265
Trading Companies & Distributors 2.2%
Alta Equipment Group, Inc.	4,290	34,492
Applied Industrial Technologies, Inc.	6,046	1,172,924
Beacon Roofing Supply, Inc.*	10,020	906,810
BlueLinx Holdings, Inc.*	1,340	124,740
Boise Cascade Co.	6,230	742,740
Custom Truck One Source, Inc.*	8,760	38,106
Distribution Solutions Group, Inc.*	1,682	50,460
DNOW, Inc.*	17,004	233,465
DXP Enterprises, Inc.*	1,970	90,305
EVI Industries, Inc.	1,104	20,888
FTAI Aviation Ltd.	15,670	1,617,614
GATX Corp.	5,622	744,128
Global Industrial Co.	2,027	63,567
GMS, Inc.*	6,301	507,924
H&E Equipment Services, Inc.	5,092	224,914
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Herc Holdings, Inc.	4,436	591,274
Hudson Technologies, Inc.*	6,658	58,524
Karat Packaging, Inc.	992	29,343
McGrath RentCorp. (a)	3,843	409,472
MRC Global, Inc.*	13,317	171,922
Rush Enterprises, Inc. "A"	9,565	400,486
Rush Enterprises, Inc. "B"	1,396	54,779
Titan Machinery, Inc.*	3,186	50,657
Transcat, Inc.*	1,362	163,004
Willis Lease Finance Corp.	452	31,324
Xometry, Inc. "A"*	6,637	76,724
		8,610,586
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.*	1,780	16,465
Information Technology 13.0%
Communications Equipment 0.6%
ADTRAN Holdings, Inc.	12,102	63,657
Applied Optoelectronics, Inc.*	5,844	48,447
Aviat Networks, Inc.*	1,723	49,433
Calix, Inc.*	9,265	328,259
Clearfield, Inc.*	2,039	78,624
CommScope Holding Co., Inc.*	30,567	37,597
Digi International, Inc.*	5,383	123,432
Extreme Networks, Inc.*	19,815	266,512
Harmonic, Inc.*	16,998	200,066
Infinera Corp.* (a)	30,463	185,520
NETGEAR, Inc.*	4,531	69,324
NetScout Systems, Inc.*	10,935	200,001
Ribbon Communications, Inc.*	13,542	44,553
Viasat, Inc.*	19,117	242,786
Viavi Solutions, Inc.*	34,763	238,822
		2,177,033
Electronic Equipment, Instruments & Components 3.0%
908 Devices, Inc.*	3,218	16,573
Advanced Energy Industries, Inc.	5,895	641,140
Aeva Technologies, Inc.*	2,169	5,466
Arlo Technologies, Inc.*	14,985	195,404
Badger Meter, Inc.	4,626	862,055
Bel Fuse, Inc. "A"	293	23,707
Bel Fuse, Inc. "B"	1,609	104,971
Belden, Inc.	6,391	599,476
Benchmark Electronics, Inc.	5,624	221,923
Climb Global Solutions, Inc.	634	39,822
CTS Corp.	4,811	243,581
Daktronics, Inc.*	5,820	81,189
ePlus, Inc.*	4,135	304,667
Evolv Technologies Holdings, Inc.*	20,705	52,798
Fabrinet*	5,739	1,404,850
FARO Technologies, Inc.*	2,722	43,552
Insight Enterprises, Inc.*	4,384	869,610
	Shares	Value ($)
Iteris, Inc.*	6,498	28,136
Itron, Inc.*	7,229	715,382
Kimball Electronics, Inc.*	3,902	85,766
Knowles Corp.*	13,690	236,289
Lightwave Logic, Inc.*	17,659	52,800
Methode Electronics, Inc.	5,173	53,541
MicroVision, Inc.* (a)	28,883	30,616
Mirion Technologies, Inc.*	31,480	338,095
Napco Security Technologies, Inc.	5,545	288,063
nLight, Inc.*	7,293	79,713
Novanta, Inc.*	5,650	921,572
OSI Systems, Inc.*	2,548	350,401
Ouster, Inc.*	6,834	67,178
PAR Technology Corp.*	5,313	250,189
PC Connection, Inc.	1,761	113,056
Plexus Corp.*	4,279	441,507
Powerfleet, Inc. NJ*	14,279	65,255
Richardson Electronics Ltd.	1,823	21,675
Rogers Corp.*	2,961	357,126
Sanmina Corp.*	8,628	571,605
ScanSource, Inc.*	3,947	174,892
SmartRent, Inc.*	30,810	73,636
TTM Technologies, Inc.*	15,891	308,762
Vishay Intertechnology, Inc.	19,896	443,681
Vishay Precision Group, Inc.*	1,894	57,653
		11,837,373
IT Services 0.6%
Applied Digital Corp.* (a)	15,539	92,457
Backblaze, Inc. "A"*	6,319	38,925
BigBear.ai Holdings, Inc.* (a)	16,217	24,488
BigCommerce Holdings, Inc.Series 1*	11,181	90,119
Core Scientific, Inc.*	28,088	261,218
Couchbase, Inc.*	6,127	111,879
DigitalOcean Holdings, Inc.*	10,343	359,419
Fastly, Inc. "A"*	20,323	149,781
Grid Dynamics Holdings, Inc.*	9,047	95,084
Information Services Group, Inc.	5,892	17,322
Perficient, Inc.*	5,464	408,653
Rackspace Technology, Inc.*	10,639	31,704
Squarespace, Inc. "A"*	9,549	416,623
The Hackett Group, Inc.	3,832	83,231
Thoughtworks Holding, Inc.*	14,400	40,896
Tucows, Inc. "A"*	1,493	28,845
Unisys Corp.*	10,200	42,126
		2,292,770
Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc. "A"*	8,022	184,987
Aehr Test Systems*	4,197	46,880
Alpha & Omega Semiconductor Ltd.*	3,683	137,634
Ambarella, Inc.*	5,981	322,675
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Axcelis Technologies, Inc.*	5,130	729,435
CEVA, Inc.*	3,481	67,149
Cohu, Inc.*	7,347	243,186
Credo Technology Group Holding Ltd.*	20,030	639,758
Diodes, Inc.*	7,189	517,105
Everspin Technologies, Inc.*	3,220	19,288
FormFactor, Inc.*	12,183	737,437
GCT Semiconductor Holding, Inc.*	1,232	6,419
Ichor Holdings Ltd.*	5,137	198,031
Impinj, Inc.*	3,552	556,847
indie Semiconductor, Inc. "A"*	25,871	159,624
Kulicke & Soffa Industries, Inc.	8,653	425,641
MaxLinear, Inc.*	12,453	250,803
Navitas Semiconductor Corp.*	19,967	78,470
NVE Corp.	731	54,598
PDF Solutions, Inc.*	4,926	179,208
Photronics, Inc.*	9,709	239,521
Power Integrations, Inc.	8,925	626,446
QuickLogic Corp.*	2,180	22,650
Rambus, Inc.*	17,136	1,006,911
Rigetti Computing, Inc.*	22,572	24,152
Semtech Corp.*	10,195	304,627
Silicon Laboratories, Inc.*	4,994	552,486
SiTime Corp.*	2,893	359,831
SkyWater Technology, Inc.*	4,352	33,293
SMART Global Holdings, Inc.*	8,110	185,476
Synaptics, Inc.*	6,139	541,460
Ultra Clean Holdings, Inc.*	6,969	341,481
Veeco Instruments, Inc.*	8,746	408,526
		10,202,035
Software 6.0%
8x8, Inc.*	18,299	40,624
A10 Networks, Inc.	11,181	154,857
ACI Worldwide, Inc.*	16,628	658,303
Adeia, Inc.	17,173	192,080
Agilysys, Inc.*	3,481	362,511
Alarm.com Holdings, Inc.*	7,590	482,269
Alkami Technology, Inc.*	6,928	197,309
Altair Engineering, Inc. "A"*	8,993	882,033
American Software, Inc. "A"	5,096	46,526
Amplitude, Inc. "A"*	12,104	107,726
Appian Corp. "A"*	6,210	191,641
Arteris, Inc.*	4,375	32,856
Asana, Inc. "A"*	12,377	173,154
Audioeye, Inc.*	1,098	19,336
Aurora Innovation, Inc.*	132,394	366,731
Avepoint, Inc.*	19,969	208,077
Bit Digital, Inc.*	18,550	58,989
Blackbaud, Inc.*	6,494	494,648
BlackLine, Inc.*	9,087	440,265
Blend Labs, Inc. "A"*	36,424	85,961
Box, Inc. "A"*	22,173	586,254
	Shares	Value ($)
Braze, Inc. "A"*	8,256	320,663
C3.ai, Inc. "A"*	13,016	376,943
Cerence, Inc.*	6,165	17,447
Cipher Mining, Inc.*	27,210	112,922
Cleanspark, Inc.*	34,872	556,208
Clear Secure, Inc. "A"	13,848	259,096
Clearwater Analytics Holdings, Inc. "A"*	22,033	408,051
CommVault Systems, Inc.*	6,867	834,821
Consensus Cloud Solutions, Inc.*	3,052	52,433
CS Disco, Inc.*	4,706	28,048
Daily Journal Corp.*	209	82,446
Dave, Inc.*	1,232	37,330
Digimarc Corp.*	2,398	74,362
Digital Turbine, Inc.*	14,608	24,249
Domo, Inc. "B"*	4,925	38,021
D-Wave Quantum, Inc.*	14,027	15,991
E2open Parent Holdings, Inc.*	26,330	118,222
eGain Corp.*	2,965	18,709
Enfusion, Inc. "A"*	7,664	65,297
Envestnet, Inc.*	7,975	499,155
Everbridge, Inc.*	6,566	229,744
EverCommerce, Inc.*	3,690	40,516
Freshworks, Inc. "A"*	32,095	407,286
Hut 8 Corp.*	12,644	189,534
iLearningEngines Holdings, Inc.*	4,630	42,040
Instructure Holdings, Inc.*	3,485	81,584
Intapp, Inc.*	6,155	225,704
InterDigital, Inc.	3,981	464,025
Jamf Holding Corp.*	11,687	192,836
Kaltura, Inc.*	12,861	15,433
LiveRamp Holdings, Inc.*	10,265	317,599
Marathon Digital Holdings, Inc.* (a)	43,032	854,185
Matterport, Inc.*	41,266	184,459
MeridianLink, Inc.*	4,264	91,079
Mitek Systems, Inc.*	7,305	81,670
N-able, Inc.*	11,272	171,673
NCR Voyix Corp.*	22,950	283,433
NextNav, Inc.*	11,820	95,860
Olo, Inc. "A"*	16,031	70,857
ON24, Inc.*	4,525	27,195
OneSpan, Inc.*	6,282	80,535
Ooma, Inc.*	3,495	34,705
Pagaya Technologies Ltd. "A"*	6,378	81,383
PagerDuty, Inc.*	14,060	322,396
Porch Group, Inc.*	12,288	18,555
PowerSchool Holdings, Inc. "A"*	9,379	209,996
Prairie Operating Co.*	662	7,183
Progress Software Corp.	6,756	366,581
PROS Holdings, Inc.*	7,216	206,738
Q2 Holdings, Inc.*	9,258	558,535
Qualys, Inc.*	5,844	833,354
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Rapid7, Inc.*	9,747	421,363
Red Violet, Inc.*	1,699	43,155
Rekor Systems, Inc.*	11,366	17,617
ReposiTrak, Inc.	1,857	28,394
Rimini Street, Inc.*	8,204	25,186
Riot Platforms, Inc.* (a)	42,732	390,571
Roadzen, Inc.*	2,538	5,634
Sapiens International Corp. NV	4,846	164,425
SEMrush Holdings, Inc. "A"*	5,711	76,470
Solarwinds Corp.	8,625	103,931
SoundHound AI, Inc. "A"* (a)	44,698	176,557
SoundThinking, Inc.*	1,538	18,733
Sprinklr, Inc. "A"*	15,961	153,545
Sprout Social, Inc. "A"*	7,779	277,555
SPS Commerce, Inc.*	5,855	1,101,677
Telos Corp.*	8,944	35,955
Tenable Holdings, Inc.*	18,554	808,583
Terawulf, Inc.*	36,267	161,388
Varonis Systems, Inc.*	17,343	831,944
Verint Systems, Inc.*	9,730	313,306
Vertex, Inc. "A"*	8,537	307,759
Viant Technology, Inc. "A"*	2,474	24,418
Weave Communications, Inc.*	6,195	55,879
WM Technology, Inc.*	13,563	14,106
Workiva, Inc.*	7,952	580,417
Xperi, Inc.*	7,172	58,882
Yext, Inc.*	16,498	88,264
Zeta Global Holdings Corp. "A"*	25,877	456,729
Zuora, Inc. "A"*	20,498	203,545
		23,455,225
Technology Hardware, Storage & Peripherals 0.2%
Composecure, Inc.	2,580	17,544
Corsair Gaming, Inc.*	7,237	79,897
CPI Card Group, Inc.*	677	18,448
Diebold Nixdorf, Inc.*	3,984	153,304
Eastman Kodak Co.*	9,585	51,567
Immersion Corp.	4,697	44,199
IonQ, Inc.* (a)	31,252	219,702
Turtle Beach Corp.*	2,545	36,495
Xerox Holding Corp.	18,349	213,215
		834,371
Materials 4.5%
Chemicals 2.0%
Advanced Emissions Solutions, Inc.*	3,916	23,770
AdvanSix, Inc.	3,930	90,076
American Vanguard Corp.	4,134	35,552
Arcadium Lithium PLC*	170,693	573,528
Asp Isotopes, Inc.*	6,224	19,045
Aspen Aerogels, Inc.*	9,172	218,752
Avient Corp.	14,255	622,231
	Shares	Value ($)
Balchem Corp.	5,090	783,606
Cabot Corp.	8,533	784,097
Core Molding Technologies, Inc.*	1,251	19,941
Ecovyst, Inc.*	18,429	165,308
H.B. Fuller Co.	8,616	663,087
Hawkins, Inc.	3,042	276,822
Ingevity Corp.*	5,745	251,114
Innospec, Inc.	3,925	485,091
Intrepid Potash, Inc.*	1,621	37,980
Koppers Holdings, Inc.	3,231	119,515
Kronos Worldwide, Inc.	3,387	42,507
LSB Industries, Inc.*	8,076	66,062
Mativ Holdings, Inc.	8,510	144,330
Minerals Technologies, Inc.	5,059	420,706
Northern Technologies International Corp.	1,253	20,750
Orion SA	9,085	199,325
Perimeter Solutions SA*	21,107	165,268
PureCycle Technologies, Inc.* (a)	19,451	115,150
Quaker Chemical Corp.	2,207	374,528
Rayonier Advanced Materials, Inc.*	9,680	52,659
Sensient Technologies Corp.	6,638	492,473
Stepan Co.	3,374	283,281
Tronox Holdings PLC	18,719	293,701
Valhi, Inc.	300	5,349
		7,845,604
Construction Materials 0.4%
Knife River Corp.*	8,939	626,981
Smith-Midland Corp.*	712	19,715
Summit Materials, Inc. "A"*	19,054	697,567
United States Lime & Minerals, Inc.	331	120,544
		1,464,807
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	22,801	77,523
Greif, Inc. "A"	3,893	223,731
Greif, Inc. "B"	801	50,054
Myers Industries, Inc.	5,536	74,072
O-I Glass, Inc*	24,452	272,151
Pactiv Evergreen, Inc.	6,388	72,312
Ranpak Holdings Corp.*	6,325	40,670
TriMas Corp.	6,457	165,041
		975,554
Metals & Mining 1.7%
Alpha Metallurgical Resources, Inc.	1,729	485,036
Arch Resources, Inc.	2,763	420,611
Caledonia Mining Corp. PLC	2,382	23,153
Carpenter Technology Corp.	7,493	821,083
Century Aluminum Co.*	8,138	136,312
Coeur Mining, Inc.*	62,190	349,508
Commercial Metals Co.	18,246	1,003,348
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
Compass Minerals International, Inc.	5,257	54,305
Constellium SE*	20,380	384,163
Contango ORE, Inc.*	1,115	20,148
Critical Metals Corp.*	1,177	13,265
Dakota Gold Corp.*	10,753	27,420
Haynes International, Inc.	1,926	113,056
Hecla Mining Co.	91,801	445,235
i-80 Gold Corp.*	41,273	44,575
Ivanhoe Electric, Inc.*	13,200	123,816
Kaiser Aluminum Corp.	2,518	221,332
Lifezone Holdings Ltd.*	5,777	44,367
Materion Corp.	3,241	350,449
Metallus, Inc.*	6,660	134,998
Metals Acquisition Ltd. "A"*	8,478	116,064
Novagold Resources, Inc.*	38,467	133,096
Olympic Steel, Inc.	1,769	79,304
Perpetua Resources Corp.*	5,823	30,280
Piedmont Lithium, Inc.*	2,793	27,874
Radius Recycling, Inc.	3,951	60,332
Ramaco Resources, Inc. "A"	4,197	52,253
Ramaco Resources, Inc. "B"	736	7,993
Ryerson Holding Corp.	4,611	89,915
SSR Mining, Inc.	32,020	144,410
SunCoke Energy, Inc.	13,213	129,487
Tredegar Corp.*	4,170	19,974
Universal Stainless & Alloy Products, Inc.*	1,392	38,113
Warrior Met Coal, Inc.	8,153	511,764
Worthington Steel, Inc.	5,162	172,204
		6,829,243
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,523	122,290
Sylvamo Corp.	5,540	380,044
		502,334
Real Estate 5.9%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,688	198,228
Alpine Income Property Trust, Inc.	1,981	30,824
American Assets Trust, Inc.	7,604	170,177
Armada Hoffler Properties, Inc.	10,273	113,928
Broadstone Net Lease, Inc.	29,722	471,688
CTO Realty Growth, Inc.	3,360	58,666
Empire State Realty Trust, Inc. "A"	21,148	198,368
Essential Properties Realty Trust, Inc.	27,607	764,990
Gladstone Commercial Corp.	6,403	91,371
Global Net Lease, Inc.	31,712	233,083
NexPoint Diversified Real Estate Trust	5,120	28,314
One Liberty Properties, Inc.	2,581	60,602
		2,420,239
	Shares	Value ($)
Health Care REITs 0.6%
American Healthcare REIT, Inc.	10,268	150,015
CareTrust REIT, Inc.	21,326	535,283
Community Healthcare Trust, Inc.	4,097	95,829
Diversified Healthcare Trust	36,212	110,447
Global Medical REIT, Inc.	9,328	84,698
LTC Properties, Inc.	6,803	234,704
National Health Investors, Inc.	6,591	446,408
Sabra Health Care REIT, Inc.	36,453	561,376
Strawberry Fields REIT, Inc.	952	10,862
Universal Health Realty Income Trust	1,986	77,732
		2,307,354
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	35,942	522,597
Braemar Hotels & Resorts, Inc.	9,986	25,464
Chatham Lodging Trust	7,282	62,043
DiamondRock Hospitality Co.	33,239	280,870
Pebblebrook Hotel Trust	18,823	258,816
RLJ Lodging Trust	24,121	232,285
Ryman Hospitality Properties, Inc.	9,227	921,408
Service Properties Trust	26,153	134,427
Summit Hotel Properties, Inc.	16,063	96,217
Sunstone Hotel Investors, Inc.	32,087	335,630
Xenia Hotels & Resorts, Inc.	16,267	233,106
		3,102,863
Industrial REITs 0.5%
Industrial Logistics Properties Trust	10,335	38,033
Innovative Industrial Properties, Inc.	4,435	484,391
LXP Industrial Trust	45,848	418,134
Plymouth Industrial REIT, Inc.	6,414	137,131
Terreno Realty Corp.	15,016	888,647
		1,966,336
Office REITs 0.7%
Brandywine Realty Trust	25,969	116,341
City Office REIT, Inc.	6,317	31,459
COPT Defense Properties	17,697	442,956
Douglas Emmett, Inc.	25,429	338,460
Easterly Government Properties, Inc.	15,481	191,500
Equity Commonwealth *	16,661	323,223
Franklin Street Properties Corp.	15,634	23,920
Hudson Pacific Properties, Inc.	20,732	99,721
JBG SMITH Properties	14,084	214,499
NET Lease Office Properties	2,344	57,709
Orion Office REIT, Inc.	8,668	31,118
Paramount Group, Inc.	28,261	130,849
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Peakstone Realty Trust	5,562	58,957
Piedmont Office Realty Trust, Inc. "A"	19,624	142,274
Postal Realty Trust, Inc. "A"	3,529	47,042
SL Green Realty Corp. (a)	10,455	592,171
		2,842,199
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	100	1,420
Anywhere Real Estate, Inc.*	16,312	53,993
Compass, Inc. "A"*	57,409	206,672
Cushman & Wakefield PLC*	36,016	374,566
DigitalBridge Group, Inc.	24,741	338,952
eXp World Holdings, Inc.	12,762	144,019
Forestar Group, Inc.*	2,997	95,874
FRP Holdings, Inc.*	2,036	58,067
Kennedy-Wilson Holdings, Inc.	18,124	176,165
Marcus & Millichap, Inc.	3,712	117,002
Maui Land & Pineapple Co., Inc.*	1,228	27,077
Newmark Group, Inc. "A"	21,503	219,976
Offerpad Solutions, Inc.*	1,687	7,457
Opendoor Technologies, Inc.*	97,576	179,540
RE/MAX Holdings, Inc. "A"	2,616	21,190
Real Brokerage, Inc.*	14,968	60,770
Redfin Corp.*	18,488	111,113
Star Holdings*	1,758	21,202
Stratus Properties, Inc.*	861	21,714
Tejon Ranch Co.*	3,236	55,206
The RMR Group, Inc. "A"	2,378	53,743
The St. Joe Co.	5,667	309,985
Transcontinental Realty Investors, Inc.*	151	4,187
		2,659,890
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	22,314	184,983
BRT Apartments Corp.	1,764	30,817
Centerspace	2,359	159,539
Clipper Realty, Inc.	1,682	6,072
Elme Communities	13,892	221,299
Independence Realty Trust, Inc.	35,555	666,301
NexPoint Residential Trust, Inc.	3,611	142,671
UMH Properties, Inc.	10,093	161,387
Veris Residential, Inc.	12,387	185,805
		1,758,874
Retail REITs 1.2%
Acadia Realty Trust	15,944	285,716
Alexander's, Inc.	332	74,654
Cbl & Associates Properties, Inc.	3,671	85,828
Getty Realty Corp.	7,852	209,334
	Shares	Value ($)
Inventrust Properties Corp.	10,760	266,418
Kite Realty Group Trust	34,166	764,635
NETSTREIT Corp.	11,625	187,163
Phillips Edison & Co., Inc.	19,302	631,368
Retail Opportunity Investments Corp.	19,669	244,486
Saul Centers, Inc.	1,794	65,965
SITE Centers Corp.	29,932	434,014
Tanger, Inc.	16,752	454,147
The Macerich Co.	34,119	526,797
Urban Edge Properties	18,888	348,861
Whitestone REIT	7,547	100,451
		4,679,837
Specialized REITs 0.4%
Farmland Partners, Inc.	6,711	77,378
Four Corners Property Trust, Inc.	14,496	357,616
Gladstone Land Corp.	5,143	70,408
Outfront Media, Inc.	23,311	333,347
PotlatchDeltic Corp.	12,502	492,454
Safehold, Inc.	8,245	159,046
Uniti Group, Inc.	35,861	104,714
		1,594,963
Utilities 2.7%
Electric Utilities 0.8%
ALLETE, Inc.	9,127	569,068
Genie Energy Ltd. "B"	2,044	29,883
Hawaiian Electric Industries, Inc.	17,523	158,058
MGE Energy, Inc.	5,736	428,594
Otter Tail Corp.	6,504	569,685
PNM Resources, Inc.	14,171	523,760
Portland General Electric Co.	15,945	689,462
		2,968,510
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A"	18,892	635,905
Chesapeake Utilities Corp.	3,474	368,939
New Jersey Resources Corp.	15,454	660,504
Northwest Natural Holding Co.	5,995	216,479
ONE Gas, Inc.	8,870	566,350
RGC Resources, Inc.	1,240	25,358
Southwest Gas Holdings, Inc.	9,569	673,466
Spire, Inc.	8,499	516,144
		3,663,145
Independent Power & Renewable Electricity Producers 0.2%
Altus Power, Inc.*	12,027	47,146
Montauk Renewables, Inc.*	10,307	58,750
Ormat Technologies, Inc.	8,502	609,594
Sunnova Energy International, Inc.*	17,154	95,719
		811,209
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Multi-Utilities 0.4%
Avista Corp.	12,299	425,668
Black Hills Corp.	10,785	586,488
Northwestern Energy Group, Inc.	9,697	485,626
Unitil Corp.	2,553	132,220
		1,630,002
Water Utilities 0.4%
American States Water Co.	5,866	425,696
Cadiz, Inc.*	6,416	19,826
California Water Service Group	9,096	441,065
Consolidated Water Co., Ltd.	2,296	60,936
Global Water Resources, Inc.	1,753	21,211
Middlesex Water Co.	2,809	146,798
Pure Cycle Corp.*	3,082	29,433
SJW Group	5,105	276,793
York Water Co.	2,190	81,226
		1,502,984
Total Common Stocks (Cost $350,336,024)		387,260,576
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,223
Chinook Therapeutics, Inc.* (b)	8,604	3,356
Contra Rights Pulse Bi*	279	3,122
	Shares	Value ($)
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $9,317)		10,054
Warrants 0.0%
Materials
Danimer Scientific, Inc., Expiration Date 5/3/2029* (b) (Cost $0)	4,108	95

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.18% (d), 10/3/2024 (e) (Cost $315,661)	320,000	315,676

	Shares	Value ($)
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (f) (g) (Cost $9,657,355)	9,657,355	9,657,355
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (f) (Cost $4,268,775)	4,268,775	4,268,775

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $364,587,132)	102.4	401,512,531
Other Assets and Liabilities, Net	(2.4)	(9,526,931)
Net Assets	100.0	391,985,600
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (f) (g)
12,035,567	—	2,378,212 (h)	—	—	187,139	—	9,657,355	9,657,355
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (f)
6,216,347	35,542,208	37,489,780	—	—	171,754	—	4,268,775	4,268,775
18,251,914	35,542,208	39,867,992	—	—	358,893	—	13,926,130	13,926,130

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" are including pending sales amounting to $3,188,606 that are also on loan (see Notes to Financial Statements). The value of securities loaned at June 30,
2024 amounted to $5,682,078, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	9/20/2024	61	6,238,346	6,298,250	59,904
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,551,194	$—	$—	$9,551,194
Consumer Discretionary	38,621,039	—	0	38,621,039
Consumer Staples	10,666,209	—	—	10,666,209
Energy	25,599,798	—	—	25,599,798
Financials	66,486,054	—	—	66,486,054
Health Care	66,679,066	—	3,356	66,682,422
Industrials	67,329,106	—	—	67,329,106
Information Technology	50,798,807	—	—	50,798,807
Materials	17,617,542	—	—	17,617,542
Real Estate	23,332,555	—	—	23,332,555
Utilities	10,575,850	—	—	10,575,850
Other Investments	—	—	0	0
Rights	3,122	—	6,932	10,054
Warrants	—	—	95	95
Government & Agency Obligations	—	315,676	—	315,676
Short-Term Investments (a)	13,926,130	—	—	13,926,130
Derivatives (b)
Futures Contracts	59,904	—	—	59,904
Total	$401,246,376	$315,676	$10,383	$401,572,435

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $350,661,002) — including $5,682,078 of securities loaned	$387,586,401
Investment in DWS Government & Agency Securities Portfolio (cost $9,657,355)*	9,657,355
Investment in DWS Central Cash Management Government Fund (cost $4,268,775)	4,268,775
Cash	10,792
Receivable for investments sold	38,782,395
Receivable for Fund shares sold	27,578
Dividends receivable	354,663
Affiliated securities lending income receivable	24,350
Receivable for variation margin on futures contracts	11,490
Other assets	4,728
Total assets	440,728,527
Liabilities
Payable upon return of securities loaned	9,657,355
Payable for investments purchased	38,833,851
Payable for Fund shares redeemed	65,236
Accrued management fee	76,593
Accrued Trustees' fees	1,782
Other accrued expenses and payables	108,110
Total liabilities	48,742,927
Net assets, at value	$391,985,600
Net Assets Consist of
Distributable earnings (loss)	48,887,662
Paid-in capital	343,097,938
Net assets, at value	$391,985,600
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($360,681,724 ÷ 27,187,554 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.27
Class B
Net Asset Value, offering and redemption price per share ($31,303,876 ÷ 2,356,249 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.29

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $4,427)	$2,692,314
Interest	10,797
Income distributions — DWS Central Cash Management Government Fund	171,754
Affiliated securities lending income	187,139
Total income	3,062,004
Expenses:
Management fee	538,532
Administration fee	186,563
Services to shareholders	1,645
Record keeping fee (Class B)	7,973
Distribution service fee (Class B)	39,817
Custodian fee	9,633
Professional fees	31,359
Reports to shareholders	18,958
Trustees' fees and expenses	9,379
Other	15,011
Total expenses before expense reductions	858,870
Expense reductions	(90,923)
Total expenses after expense reductions	767,947
Net investment income	2,294,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,915,250
Futures	210,806
16,126,056
Change in net unrealized appreciation (depreciation) on:
Investments	(12,001,404)
Futures	(305,000)
(12,306,404)
Net gain (loss)	3,819,652
Net increase (decrease) in net assets resulting from operations	$6,113,709
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,294,057	$4,483,456
Net realized gain (loss)	16,126,056	10,982,128
Change in net unrealized appreciation (depreciation)	(12,306,404)	43,686,765
Net increase (decrease) in net assets resulting from operations	6,113,709	59,152,349
Distributions to shareholders:
Class A	(14,517,748)	(12,013,165)
Class B	(1,179,476)	(1,116,011)
Total distributions	(15,697,224)	(13,129,176)
Fund share transactions:
Class A
Proceeds from shares sold	30,397,192	54,020,227
Reinvestment of distributions	14,517,748	12,013,165
Payments for shares redeemed	(35,414,982)	(78,163,938)
Net increase (decrease) in net assets from Class A share transactions	9,499,958	(12,130,546)
Class B
Proceeds from shares sold	767,872	3,681,935
Reinvestment of distributions	1,179,476	1,116,011
Payments for shares redeemed	(3,307,043)	(8,477,180)
Net increase (decrease) in net assets from Class B share transactions	(1,359,695)	(3,679,234)
Increase (decrease) in net assets	(1,443,252)	30,213,393
Net assets at beginning of period	393,428,852	363,215,459
Net assets at end of period	$391,985,600	$393,428,852

Other Information
Class A
Shares outstanding at beginning of period	26,423,969	27,216,715
Shares sold	2,274,698	4,361,225
Shares issued to shareholders in reinvestment of distributions	1,134,199	1,033,835
Shares redeemed	(2,645,312)	(6,187,806)
Net increase (decrease) in Class A shares	763,585	(792,746)
Shares outstanding at end of period	27,187,554	26,423,969
Class B
Shares outstanding at beginning of period	2,450,375	2,748,606
Shares sold	57,186	298,593
Shares issued to shareholders in reinvestment of distributions	91,931	95,877
Shares redeemed	(243,243)	(692,701)
Net increase (decrease) in Class B shares	(94,126)	(298,231)
Shares outstanding at end of period	2,356,249	2,450,375
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$13.63	$12.12	$18.63	$17.39	$16.97	$14.97
Income (loss) from investment operations:
Net investment income[a]	.08	.16	.15	.13	.14	.17
Net realized and unrealized gain (loss)	.12	1.79	(3.83)	2.41	2.03	3.49
Total from investment operations	.20	1.95	(3.68)	2.54	2.17	3.66
Less distributions from:
Net investment income	(.17 )	(.14 )	(.14 )	(.16 )	(.17 )	(.18 )
Net realized gains	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)
Total distributions	(.56 )	(.44 )	(2.83)	(1.30)	(1.75)	(1.66)
Net asset value, end of period	$13.27	$13.63	$12.12	$18.63	$17.39	$16.97
Total Return (%)[b]	1.58 *	16.76	(20.64)	14.50	19.43	25.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	361	360	330	426	387	353
Ratio of expenses before expense reductions (%)[c]	.42 **	.42	.42	.47	.50	.53
Ratio of expenses after expense reductions (%)[c]	.37 **	.37	.39	.39	.39	.39
Ratio of net investment income (%)	1.22 **	1.26	1.08	.69	.99	1.04
Portfolio turnover rate (%)	14 *	14	18	26	23	22

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$13.62	$12.12	$18.63	$17.39	$16.97	$14.97
Income (loss) from investment operations:
Net investment income[a]	.06	.12	.11	.08	.10	.12
Net realized and unrealized gain (loss)	.13	1.79	(3.83)	2.41	2.04	3.49
Total from investment operations	.19	1.91	(3.72)	2.49	2.14	3.61
Less distributions from:
Net investment income	(.13 )	(.11 )	(.10 )	(.11 )	(.14 )	(.13 )
Net realized gains	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)
Total distributions	(.52 )	(.41 )	(2.79)	(1.25)	(1.72)	(1.61)
Net asset value, end of period	$13.29	$13.62	$12.12	$18.63	$17.39	$16.97
Total Return (%)[b]	1.49 *	16.33	(20.89)	14.18	19.09	24.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	33	33	43	37	33
Ratio of expenses before expense reductions (%)[c]	.72 **	.73	.72	.76	.79	.81
Ratio of expenses after expense reductions (%)[c]	.67 **	.67	.67	.67	.66	.65
Ratio of net investment income (%)	.92 **	.95	.79	.42	.71	.76
Portfolio turnover rate (%)	14 *	14	18	26	23	22

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

32 |	DWS Small Cap Index VIP

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$9,657,311	$—	$—	$—	$9,657,311
Rights	44	—	—	—	44
Total Borrowings	$9,657,355	$—	$—	$—	$9,657,355
Gross amount of recognized liabilities for securities lending transactions:					$9,657,355
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $370,841,056. The net unrealized appreciation for all investments based on tax cost was $30,671,475. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax

DWS Small Cap Index VIP	| 33

cost of $99,648,172 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $68,976,697.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2024, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

34 |	DWS Small Cap Index VIP

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $6,298,000 to $7,296,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$59,904
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$210,806
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(305,000)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $54,279,726 and $57,339,426, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2024 through April 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.67%

DWS Small Cap Index VIP	| 35

Effective May 1, 2024 through April 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.38%
Class B	.68%
For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$83,294
Class B	7,629
$90,923
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $186,563, of which $31,105 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2024, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2024
Class B	$39,817	$6,376
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$817	$262
Class B	154	49
	$971	$311
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,185, of which $635 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will

36 |	DWS Small Cap Index VIP

waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $14,311.
E.
Ownership of the Fund
At June 30, 2024, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 32%,20%, 13% and 11%, respectively. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 42%, 23% and 19%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

DWS Small Cap Index VIP	| 37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
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During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
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In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

38 |	DWS Small Cap Index VIP

for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board

DWS Small Cap Index VIP	| 39

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

40 |	DWS Small Cap Index VIP

vit-scif-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/15/2024